UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

September 30, 2016

COLUMBIA ETF TRUST II

(formerly EGA Emerging Global Shares Trust)

Columbia Beyond BRICs ETF (formerly EGShares Beyond BRICs ETF)

Columbia EM Core ex-China ETF (formerly EGShares EM Core ex-China ETF)

Columbia EM Quality Dividend ETF (formerly EGShares EM Quality Dividend ETF)

Columbia EM Strategic Opportunities ETF (formerly EGShares EM Strategic Opportunities ETF)

Columbia Emerging Markets Consumer ETF (formerly EGShares Emerging Markets Consumer ETF)

Columbia Emerging Markets Core ETF (formerly EGShares Emerging Markets Core ETF)

Columbia India Consumer ETF (formerly EGShares India Consumer ETF)

Columbia India Infrastructure ETF (formerly EGShares India Infrastructure ETF)

Columbia India Small Cap ETF (formerly EGShares India Small Cap ETF)

PRESIDENT'S MESSAGE

Dear Shareholders,

We are very pleased to welcome you to Columbia Threadneedle Investments. As you know, on September 1, 2016, Emerging Global Advisors, LLC (EGA) was acquired by, and shareholders of the EGSharesSM suite of exchange-traded funds (ETFs) approved as investment manager, Columbia Threadneedle. We believe the experience and knowledge of the EGA team and strong emerging markets ETF products will complement our existing ETF and actively managed product lineup with a unique focus on emerging and frontier markets.

About Us

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world. With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives.

Our priority is the investment success of our clients. We aim to deliver the investment outcomes you expect through an approach designed to identify opportunities and manage risks. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients. We focus on addressing your needs by providing access to sustainable income, asset growth or volatility management.

Rebranded fund names and website

In connection with the acquisition, the EGShares ETFs were rebranded as Columbia ETFs effective October 19, 2016. Also, while the former EGA url (emergingglobaladvisors.com) still provides access to the information you're used to, it now reflects rebranded logos and colors. For access to our broader ETF site, please bookmark columbiathreadneedleetf.com. Product information, fact sheets, white papers and market commentary can be found by visiting columbiathreadneedleetf.com and accessing the Emerging Markets ETFs section or Products tab.

Details of the ETF name and cusip changes are as follows:

Prior to October 19, 2016	Effective October 19, 2016
EGShares Beyond BRICs ETF Cusip: 268461639	Columbia Beyond BRICs ETF Cusip: 19762B103
EGShares EM Core ex-China ETF Cusip: 26846L304	Columbia EM Core ex-China ETF Cusip: 19762B202
EGShares EM Quality Dividend ETF Cusip: 268461654	Columbia EM Quality Dividend ETF Cusip: 19762B301
EGShares EM Strategic Opportunities ETF Cusip: 268461621	Columbia EM Strategic Opportunities ETF Cusip: 19762B400
EGShares Emerging Markets Consumer ETF Cusip: 268461779	Columbia Emerging Markets Consumer ETF Cusip: 19762B509
EGShares Emerging Markets Core ETF Cusip: 268461464	Columbia Emerging Markets Core ETF Cusip: 19762B608
EGShares India Consumer ETF Cusip: 268461761	Columbia India Consumer ETF Cusip: 19762B707
EGShares India Infrastructure ETF Cusip: 268461845	Columbia India Infrastructure ETF Cusip: 19762B806
EGShares India Small Cap ETF Cusip: 268461811	Columbia India Small Cap ETF Cusip: 19762B889

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

Business as usual

The changes described above do not result in updated investment strategies or ticker symbols for these products. ALPS Distributors, Inc. continues to serve as distributor for these ETFs and also serves as distributor to Columbia Threadneedle's other ETF products. Bank of New York Mellon continues to provide custodian, transfer agent and fund accounting services.

For more information

If you have any questions or would like additional information on any of these changes, please call 888.800.4347. For additional product information, including fact sheets, white papers and market commentary, please visit columbiathreadneedleetf.com and access the Emerging Markets ETFs section or Products tab.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. We also encourage you to stay current on the ETF marketplace and our insights by viewing or subscribing to Emerging Perspectives weekly emails. Visit columbiathreadneedleetf.com/emergingmarkets/emergingperspectives/.
Thank you for your continued investment in this suite of exchange-traded funds.

Best regards,

Christopher O. Petersen
President, Columbia ETF Trust II

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about an ETF, visit columbiathreadneedleetf.com. The prospectus and summary prospectus should be read carefully before investing.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

The Columbia ETF Trust II is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA ETF TRUST II

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

For more information about any of the ETFs, please visit columbiathreadneedleetf.com or call 888.800.4347.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia Beyond BRICs ETF

Performance Overview	3
Portfolio Overview	4

Columbia EM Core ex-China ETF

Performance Overview	6
Portfolio Overview	7

Columbia EM Quality Dividend ETF

Performance Overview	9
Portfolio Overview	10

Columbia EM Strategic Opportunities ETF

Performance Overview	12
Portfolio Overview	13

Columbia Emerging Markets Consumer ETF

Performance Overview	15
Portfolio Overview	16

Columbia Emerging Markets Core ETF

Performance Overview	17
Portfolio Overview	18

Columbia India Consumer ETF

Performance Overview	20
Portfolio Overview	21

Columbia India Infrastructure ETF

Performance Overview	22
Portfolio Overview	23

Columbia India Small Cap ETF

Performance Overview	24
Portfolio Overview	25
Understanding Your Fund's Expenses	26
Frequency Distribution of Premiums and Discounts	27
Portfolio of Investments	30
Statement of Assets and Liabilities	56
Statement of Operations	59
Statement of Changes in Net Assets	62
Financial Highlights	67
Notes to Financial Statements	76
Supplemental Information	84
Results of Meeting of Shareholders	85
Board Considerations in Approving the New Agreement	87
Board Considerations in Approving the Interim Investment Advisory Agreement	90
Important Information About This Report	91

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia Beyond BRICs ETF

(Unaudited)

Performance Summary

■  Columbia Beyond BRICs ETF (the Fund) returned 1.78% at net asset value and 1.65% at market price for the six-month period that ended September 30, 2016.

■  The Fund's Tracked Index returned 2.75% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Market Price	08/15/12	1.65	5.19	-3.52
Net Asset Value	08/15/12	1.78	5.10	-3.53
Tracked Index(1)		2.75	6.89	-1.61

(1) The Tracked Index reflects the Indxx Beyond BRICs Index through October 25, 2013 and the FTSE Beyond BRICs Net of Tax Index USD thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The FTSE Beyond BRICs Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE's Country Classification System. The index has 75% exposure to emerging markets and 25% to frontier markets at rebalance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia Beyond BRICs ETF

(Unaudited)

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Top Ten Holdings (%) (at September 30, 2016)
Naspers, Ltd. N Shares (South Africa)	3.3
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	2.7
PT Telekomunikasi Indonesia Persero Tbk (Indonesia)	2.4
America Movil SAB de CV Series L (Mexico)	2.2
Vingroup JSC (Vietnam)	2.2
Public Bank Bhd (Malaysia)	2.2
PT Bank Central Asia Tbk (Indonesia)	2.2
Nigerian Breweries PLC (Nigeria)	2.1
Safaricom, Ltd. (Kenya)	2.1
Zenith Bank PLC (Nigeria)	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2016)
Bangladesh	2.6
Chile	1.0
Colombia	0.3
Czech Republic	0.4
Indonesia	10.0
Kenya	3.1
Malaysia	11.1
Mexico	14.9
Morocco	3.9
Nigeria	5.9
Oman	1.8
Philippines	4.7
Poland	2.8
Qatar	0.7
Romania	2.0
South Africa	15.4
Thailand	7.7
Turkey	2.9
United Arab Emirates	2.9
Vietnam	5.9
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW (continued)

Columbia Beyond BRICs ETF

(Unaudited)

Equity Sector Breakdown (%) (at September 30, 2016)
Basic Materials	4.9
Consumer Goods	11.6
Consumer Services	10.8
Financials	38.6
Health Care	4.3
Industrials	6.9
Oil & Gas	4.3
Telecommunication services	15.8
Utilities	2.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia EM Core ex-China ETF

(Unaudited)

Performance Summary

■  Columbia EM Core ex-China ETF (the Fund) returned 10.22% at net asset value and 11.83% at market price for the six-month period that ended September 30, 2016.

■  The MSCI Emerging Markets Index (Net) returned 9.75% and the Beta Thematic Emerging Markets ex-China Index returned 9.85% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Market Price	09/02/15	11.83	22.67	19.61
Net Asset Value	09/02/15	10.22	22.50	18.50
MSCI Emerging Markets Index (Net)		9.75	16.78	14.51
Beta Thematic Emerging Markets ex-China Index		9.85	21.77	18.20

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 emerging markets companies, excluding those listed or domiciled in China or Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia EM Core ex-China ETF

(Unaudited)

Top Ten Holdings (%) (at September 30, 2016)
Samsung Electronics Co., Ltd. (South Korea)	4.9
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.3
HDFC Bank, Ltd. ADR (India)	3.9
Tata Motors, Ltd. ADR (India)	3.5
Petroleo Brasileiro SA Preference Shares (Brazil)	3.1
Infosys, Ltd. ADR (India)	2.8
ICICI Bank, Ltd. ADR (India)	2.7
Itau Unibanco Holding SA Preference Shares (Brazil)	2.2
Naspers, Ltd. N Shares (South Africa)	2.0
LUKOIL PJSC ADR (Russia)	1.7

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2016)
Brazil	14.1
Chile	1.1
India	12.8
Indonesia	3.8
Malaysia	2.9
Mexico	7.2
Netherlands	1.3
Peru	0.7
Philippines	1.6
Poland	1.8
Russia	3.8
South Africa	8.9
South Korea	19.6
Taiwan	14.1
Thailand	4.1
Turkey	2.2
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW (continued)

Columbia EM Core ex-China ETF

(Unaudited)

Equity Sector Breakdown (%) (at September 30, 2016)
Consumer Discretionary	11.6
Consumer Staples	11.2
Energy	8.2
Financials	27.1
Health Care	2.8
Industrials	5.6
Information Technology	17.2
Materials	8.5
Real Estate	0.8
Telecommunication Services	4.9
Utilities	2.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia EM Quality Dividend ETF

(Unaudited)

Performance Summary

■  Columbia EM Quality Dividend ETF (the Fund) returned 7.09% at net asset value and 8.02% at market price for the six-month period that ended September 30, 2016.

■  The MSCI Emerging Markets Index (Net) returned 9.75% and the Fund's Tracked Index returned 8.88% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	08/04/11	8.02	17.98	-0.75	-3.71
Net Asset Value	08/04/11	7.09	17.69	-0.87	-3.71
MSCI Emerging Markets Index (Net)		9.75	16.78	3.03	-1.37
Tracked Index(1)		8.88	20.61	0.46	-2.29

(1) The Tracked Index reflects the Indxx Emerging Market High Income Low Beta Index through January 31, 2014, the FTSE Emerging All Cap ex-Taiwan Low Volatility Dividend Net Tax Index from February 3, 2014 through January 23, 2015, and the Beta AdvantageSM Emerging Markets Quality Dividend Index thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta AdvantageSM Emerging Markets Quality Dividend Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, which is expected to have a higher dividend yield than the average dividend yield of companies included in the developing markets universe as defined by Columbia Management.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia EM Quality Dividend ETF

(Unaudited)

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Top Ten Holdings (%) (at September 30, 2016)
Netcare, Ltd. (South Africa)	2.1
Thai Union Group PCL NVDR (Thailand)	2.1
Sasol, Ltd. (South Africa)	2.1
PT Telekomunikasi Indonesia Persero Tbk (Indonesia)	2.1
Safaricom, Ltd. (Kenya)	2.1
Berli Jucker PCL NVDR (Thailand)	2.1
Banco Bradesco SA Preference Shares (Brazil)	2.1
Nan Ya Plastics Corp. (Taiwan)	2.1
Emaar Properties PJSC (United Arab Emirates)	2.0
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	2.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2016)
Brazil	17.7
Chile	2.0
Hong Kong	6.0
Indonesia	8.1
Kenya	2.1
Malaysia	9.9
Philippines	2.0
South Africa	10.1
Taiwan	18.0
Thailand	18.2
Turkey	3.8
United Arab Emirates	2.1
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW (continued)

Columbia EM Quality Dividend ETF

(Unaudited)

Equity Sector Breakdown (%) (at September 30, 2016)
Consumer Discretionary	13.7
Consumer Staples	16.0
Energy	2.1
Financials	16.0
Health Care	2.1
Industrials	11.8
Information Technology	6.0
Materials	6.1
Real Estate	2.0
Telecommunication Services	16.1
Utilities	8.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia EM Strategic Opportunities ETF

(Unaudited)

Performance Summary

■  Columbia EM Strategic Opportunities ETF (the Fund) returned 2.45% at net asset value and 3.16% at market price for the six-month period that ended September 30, 2016.

■  The Fund's Tracked Index returned 2.81% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Market Price	08/15/12	3.16	4.24	0.47
Net Asset Value	08/15/12	2.45	4.01	0.46
Tracked Index(1)		2.81	5.09	1.80

(1) The Tracked Index reflects the Indxx Emerging Markets Domestic Demand Index through January 21, 2014, and the S&P Emerging Markets Strategic Opportunities IndexSM thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The S&P Emerging Markets Strategic Opportunities IndexSM is a 50-stock free-float market capitalization-weighted index designed to measure the performance of companies in emerging markets that are tied to domestic demand, specifically those in consumer staples, consumer discretionary, telecommunications services, health care and the utilities sectors.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia EM Strategic Opportunities ETF

(Unaudited)

Top Ten Holdings (%) (at September 30, 2016)
China Mobile, Ltd. (China)	5.0
JD.com, Inc. ADR (China)	5.0
Ambev SA ADR (Brazil)	5.0
Naspers, Ltd. N Shares (South Africa)	4.8
Fomento Economico Mexicano SAB de CV ADR (Mexico)	4.3
PT Telekomunikasi Indonesia Persero Tbk ADR (Indonesia)	3.9
Steinhoff International Holdings NV (Netherlands)	3.5
Ctrip.com International, Ltd. ADR (China)	3.3
MTN Group, Ltd. (South Africa)	3.2
America Movil SAB de CV Class L ADR (Mexico)	3.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2016)
Brazil	8.7
China	25.6
Hong Kong	1.2
India	14.5
Indonesia	6.3
Malaysia	4.2
Mexico	12.2
Netherlands	3.5
Russia	3.6
South Africa	15.9
Thailand	4.3
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW (continued)

Columbia EM Strategic Opportunities ETF

(Unaudited)

Equity Sector Breakdown (%) (at September 30, 2016)
Consumer Discretionary	30.3
Consumer Staples	29.9
Health Care	9.1
Telecommunication Services	26.3
Utilities	4.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia Emerging Markets Consumer ETF

(Unaudited)

Performance Summary

■  Columbia Emerging Markets Consumer ETF (the Fund) returned 9.12% at net asset value and 9.87% at market price for the six-month period that ended September 30, 2016.

■  The Dow Jones Emerging Markets Consumer Titans 30TM Index returned 9.36% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	09/14/10	9.87	15.51	5.36	4.33
Net Asset Value	09/14/10	9.12	14.60	4.84	4.22
Dow Jones Emerging Markets Consumer Titans 30TM Index		9.36	15.52	6.03	5.54

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Dow Jones Emerging Markets Consumer Titans 30TM Index is a free-float market capitalization-weighted index that measures the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries as defined by S&P Dow Jones Indexes.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia Emerging Markets Consumer ETF

(Unaudited)

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Top Ten Holdings (%) (at September 30, 2016)
Naspers, Ltd. N Shares (South Africa)	9.8
Ambev SA ADR (Brazil)	5.6
JD.com, Inc. ADR (China)	5.4
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	4.8
Ctrip.com International, Ltd. ADR (China)	4.6
Steinhoff International Holdings NV (Netherlands)	4.5
Tata Motors, Ltd. ADR (India)	4.0
PT Astra International Tbk (Indonesia)	3.7
Grupo Televisa SAB Series CPO (Mexico)	3.6
Magnit PJSC GDR (Russia)	3.6

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2016)
Brazil	11.0
Chile	2.9
China	21.2
India	13.5
Indonesia	3.7
Malaysia	1.9
Mexico	11.7
Netherlands	4.5
Philippines	2.6
Russia	3.6
South Africa	18.0
Thailand	5.4
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at September 30, 2016)
Consumer Goods	44.7
Consumer Services	51.3
Industrials	4.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia Emerging Markets Core ETF

(Unaudited)

Performance Summary

■  Columbia Emerging Markets Core ETF (the Fund) returned 5.63% at net asset value and 7.31% at market price for the six-month period that ended September 30, 2016.

■  The S&P Emerging Markets Core IndexSM returned 6.12% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Market Price	10/16/12	7.31	12.64	-0.38
Net Asset Value	10/16/12	5.63	11.21	-0.48
S&P Emerging Markets Core IndexSM		6.12	12.26	0.40

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The S&P Emerging Markets Core IndexSM is a modified equal-weighted index designed to measure the market performance of up to 116 companies that S&P determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia Emerging Markets Core ETF

(Unaudited)

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Top Ten Holdings (%) (at September 30, 2016)
PT Telekomunikasi Indonesia Persero Tbk ADR (Indonesia)	2.6
CP ALL PCL NVDR (Thailand)	1.3
Southern Copper Corp. (Peru)	1.3
LUKOIL PJSC ADR (Russia)	1.3
MMC Norilsk Nickel PJSC ADR (Russia)	1.3
PT Astra International Tbk (Indonesia)	1.3
Emaar Properties PJSC (United Arab Emirates)	1.3
SM Prime Holdings, Inc. (Philippines)	1.3
S.A.C.I. Falabella (Chile)	1.3
Magnit PJSC GDR (Russia)	1.2

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2016)
Brazil	8.6
Chile	1.2
China	14.0
Hong Kong	1.1
India	14.9
Indonesia	5.1
Malaysia	6.1
Mexico	14.3
Netherlands	1.2
Peru	1.3
Philippines	4.9
Poland	2.3
Russia	5.0
South Africa	13.8
Thailand	3.7
Turkey	1.2
United Arab Emirates	1.3
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW (continued)

Columbia Emerging Markets Core ETF

(Unaudited)

Equity Sector Breakdown (%) (at September 30, 2016)
Consumer Discretionary	19.9
Consumer Staples	14.7
Energy	6.3
Financials	15.6
Health Care	7.7
Industrials	10.1
Information Technology	6.4
Materials	7.4
Real Estate	2.4
Telecommunication Services	5.8
Utilities	3.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia India Consumer ETF

(Unaudited)

Performance Summary

■  Columbia India Consumer ETF (the Fund) returned 15.60% at net asset value and 16.14% at market price for the six-month period that ended September 30, 2016.

■  The Indxx India Consumer Index returned 16.11% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	08/10/11	16.14	15.36	15.26	12.25
Net Asset Value	08/10/11	15.60	15.23	14.60	12.14
Indxx India Consumer Index		16.11	16.88	16.35	13.86

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Consumer Index is a modified equal-weighted index designed to measure the market performance of up to 116 companies that S&P determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia India Consumer ETF

(Unaudited)

Top Ten Holdings (%) (at September 30, 2016)
Tata Motors, Ltd.	6.1
Maruti Suzuki India, Ltd.	6.1
Zee Entertainment Enterprises, Ltd.	5.6
Bosch, Ltd.	5.1
Nestle India, Ltd.	5.0
Godrej Consumer Products, Ltd.	4.9
Bajaj Auto, Ltd.	4.9
Hero MotoCorp, Ltd.	4.9
Mahindra & Mahindra, Ltd.	4.7
ITC, Ltd.	4.6

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity Sector Breakdown (%) (at September 30, 2016)
Consumer Goods	79.5
Consumer Services	6.6
Industrials	13.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia India Infrastructure ETF

(Unaudited)

Performance Summary

■  Columbia India Infrastructure ETF (the Fund) returned 14.75% at net asset value and 15.47% at market price for the six-month period that ended September 30, 2016.

■  The Indxx India Infrastructure Index returned 15.89% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	08/11/10	15.47	11.53	-0.63	-5.89
Net Asset Value	08/11/10	14.75	10.61	-1.47	-6.04
Indxx India Infrastructure Index		15.89	12.55	-0.33	-4.96

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Infrastructure Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the infrastructure industry in India, as defined by Indxx's proprietary methodology. The index consists of common stocks listed on the primary exchange of India and ADRs & GDRs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia India Infrastructure ETF

(Unaudited)

Top Ten Holdings (%) (at September 30, 2016)
Eicher Motors, Ltd.	5.5
Bharti Infratel, Ltd.	5.3
Bharti Airtel, Ltd.	4.9
UltraTech Cement, Ltd.	4.9
Vedanta, Ltd.	4.9
Larsen & Toubro, Ltd.	4.8
Adani Ports and Special Economic Zone, Ltd.	4.8
NTPC, Ltd.	4.7
GAIL India, Ltd.	4.7
Ambuja Cements, Ltd.	4.7

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity Sector Breakdown (%) (at September 30, 2016)
Basic Materials	11.8
Consumer Goods	5.4
Financials	1.8
Industrials	47.6
Oil & Gas	4.7
Telecommunication Services	14.0
Utilities	14.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Semiannual Report 2016

COLUMBIA ETF TRUST II

PERFORMANCE OVERVIEW

Columbia India Small Cap ETF

(Unaudited)

Performance Summary

■  Columbia India Small Cap ETF (the Fund) returned 20.60% at both net asset value and at market price for the six-month period that ended September 30, 2016.

■  The Indxx India Small Cap Index returned 20.28% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	07/07/10	20.60	11.12	3.46	-2.33
Net Asset Value	07/07/10	20.60	11.34	2.63	-2.33
Indxx India Small Cap Index		20.28	12.64	4.14	-0.98

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Small Cap Index is a maximum 75-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the small cap segment in India. The index consists of securities listed on the primary stock exchange of India.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OVERVIEW

Columbia India Small Cap ETF

(Unaudited)

Top Ten Holdings (%) (at September 30, 2016)
Federal Bank, Ltd.	5.6
Bharat Financial Inclusion Ltd.	4.9
Crompton Greaves, Ltd.	4.7
Voltas, Ltd.	4.4
Apollo Tyres, Ltd.	3.5
Tata Global Beverages, Ltd.	3.0
SRF, Ltd.	2.6
Arvind, Ltd.	2.4
Gujarat Pipavav Port, Ltd.	2.2
Jubilant Life Sciences, Ltd.	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity Sector Breakdown (%) (at September 30, 2016)
Basic Materials	4.7
Consumer Goods	16.5
Consumer Services	4.6
Financials	25.6
Health Care	6.3
Industrials	27.7
Oil & Gas	3.2
Technology	5.7
Utilities	5.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Semiannual Report 2016

COLUMBIA ETF TRUST II

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2016.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 4/1/2016 to 9/30/2016" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2016 ($)		Ending Account Value 9/30/2016 ($)		Expenses Paid For the Period 4/1/2016 to 9/30/2016* ($)		Annualized Expense Ratios for the Period 4/1/2016 to 9/30/2016** (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Beyond BRICs ETF	1,000.00	1,000.00	1,017.80	1,022.16	2.93	2.94	0.58
Columbia EM Core ex-China ETF	1,000.00	1,000.00	1,102.20	1,023.31	1.84	1.78	0.35
Columbia EM Quality Dividend ETF	1,000.00	1,000.00	1,070.90	1,020.81	4.41	4.31	0.85
Columbia EM Strategic Opportunities ETF	1,000.00	1,000.00	1,024.50	1,021.81	3.30	3.29	0.65
Columbia Emerging Markets Consumer ETF	1,000.00	1,000.00	1,091.20	1,020.81	4.46	4.31	0.85
Columbia Emerging Markets Core ETF	1,000.00	1,000.00	1,056.30	1,021.56	3.61	3.55	0.70
Columbia India Consumer ETF	1,000.00	1,000.00	1,156.00	1,020.61	4.81	4.51	0.89
Columbia India Infrastructure ETF	1,000.00	1,000.00	1,147.50	1,020.41	5.01	4.71	0.93
Columbia India Small Cap ETF	1,000.00	1,000.00	1,206.00	1,020.81	4.70	4.31	0.85

*Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

**Expense ratios reflect the net expenses through September 30, 2016.

Had Columbia Management Investment Advisors, LLC or the Fund's former investment manager not waived fees, account values at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through September 30, 2016.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Beyond BRICs ETF
August 15, 2012 – September 30, 2016
	0 - 49.9	266	161
	50 - 99.9	323	110
	100 - 199.9	116	54
	> 200	5	4
	Total	710	329
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Core ex-China ETF
September 2, 2015 – September 30, 2016
	0 - 49.9	84	42
	50 - 99.9	72	17
	100 - 199.9	49	5
	> 200	4	0
	Total	209	64

Semiannual Report 2016

COLUMBIA ETF TRUST II

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (continued)

(Unaudited)

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Quality Dividend ETF
August 4, 2011 – September 30, 2016
	0 - 49.9	358	374
	50 - 99.9	174	227
	100 - 199.9	48	98
	> 200	8	12
	Total	588	711
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Strategic Opportunities ETF
August 15, 2012 – September 30, 2016
	0 - 49.9	307	187
	50 - 99.9	334	81
	100 - 199.9	94	30
	> 200	4	2
	Total	739	300
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Emerging Markets Consumer ETF
September 14, 2010 – September 30, 2016
	0 - 49.9	664	337
	50 - 99.9	305	122
	100 - 199.9	46	42
	> 200	6	2
	Total	1021	503
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Emerging Markets Core ETF
October 16, 2012 – September 30, 2016
	0 - 49.9	293	206
	50 - 99.9	214	117
	100 - 199.9	63	91
	> 200	3	9
	Total	573	423

Semiannual Report 2016

COLUMBIA ETF TRUST II

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (continued)

(Unaudited)

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Consumer ETF
August 10, 2011 – September 30, 2016
	0 - 49.9	287	261
	50 - 99.9	248	132
	100 - 199.9	220	81
	> 200	57	9
	Total	812	483
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Infrastructure ETF
August 11, 2010 – September 30, 2016
	0 - 49.9	366	267
	50 - 99.9	262	227
	100 - 199.9	214	140
	> 200	37	34
	Total	879	668
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Small Cap ETF
July 7, 2010 – September 30, 2016
	0 - 49.9	333	289
	50 - 99.9	215	240
	100 - 199.9	186	228
	> 200	34	47
	Total	768	804

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.6%

Issuer	Shares	Value ($)
BANGLADESH — 2.6%
Bangladesh Steel Re-Rolling Mills, Ltd.	244,983	556,389
Square Pharmaceuticals, Ltd.(a)	526,485	1,804,323
Total Bangladesh		2,360,712
CHILE — 1.0%
Cencosud SA	145,122	435,073
S.A.C.I. Falabella	65,092	476,333
Total Chile		911,406
COLOMBIA — 0.3%
Ecopetrol SA(a)	659,572	286,273
CZECH REPUBLIC — 0.4%
CEZ AS	21,376	381,022
INDONESIA — 10.0%
PT Astra International Tbk	2,698,545	1,705,846
PT Bank Central Asia Tbk	1,626,587	1,956,740
PT Bank Mandiri Persero Tbk	1,237,081	1,061,628
PT Bank Rakyat Indonesia Persero Tbk	1,426,178	1,333,183
PT Gudang Garam Tbk	57,900	275,059
PT Telekomunikasi Indonesia Persero Tbk	6,693,428	2,210,457
PT Unilever Indonesia Tbk	152,969	522,165
Total Indonesia		9,065,078
KENYA — 3.1%
Equity Group Holdings, Ltd.	3,083,869	936,583
Safaricom, Ltd.	9,602,703	1,892,088
Total Kenya		2,828,671
MALAYSIA — 11.1%
Axiata Group Bhd	607,100	766,307
CIMB Group Holdings Bhd	746,100	849,748
DiGi.Com Bhd	498,300	600,057
IHH Healthcare Bhd	373,200	571,238
Malayan Banking Bhd	735,100	1,333,152
MISC Bhd	195,000	356,003
Petronas Chemicals Group Bhd	379,300	609,925
Petronas Gas Bhd	105,700	558,213
Public Bank Bhd	409,820	1,964,123
Sime Darby Bhd	439,100	812,263

Common Stocks (continued)

Issuer	Shares	Value ($)
Tenaga Nasional Bhd	465,800	1,610,673
Total Malaysia		10,031,702
MEXICO — 14.9%
Alfa SAB de CV Class A	340,575	532,503
America Movil SAB de CV Series L	3,547,721	2,029,259
Arca Continental SAB de CV	34,294	204,433
Cemex SAB de CV Series CPO(a)	1,686,466	1,338,472
Fomento Economico Mexicano SAB de CV Series UBD	260,247	2,403,656
Grupo Bimbo SAB de CV Series A	226,786	598,912
Grupo Financiero Banorte SAB de CV Class O	273,915	1,439,103
Grupo Financiero Inbursa SAB de CV Class O	248,905	393,546
Grupo Mexico SAB de CV Series B	469,945	1,150,489
Grupo Televisa SAB Series CPO	299,774	1,543,208
Industrias Penoles SAB de CV	15,055	362,562
Wal-Mart de Mexico SAB de CV	676,806	1,489,054
Total Mexico		13,485,197
MOROCCO — 3.9%
Attijariwafa Bank	48,711	1,780,838
Maroc Telecom	135,159	1,774,892
Total Morocco		3,555,730
NIGERIA — 5.9%
Guaranty Trust Bank PLC	20,444,442	1,557,672
Nigerian Breweries PLC	3,996,531	1,903,110
Zenith Bank PLC	38,796,805	1,873,331
Total Nigeria		5,334,113
OMAN — 1.8%
Bank Muscat SAOG	1,573,233	1,650,873
PHILIPPINES — 4.7%
Ayala Corp.	32,290	570,627
Ayala Land, Inc.	507,800	410,994
BDO Unibank, Inc.	182,250	412,642
JG Summit Holdings, Inc.	396,820	609,611
PLDT, Inc.	7,450	263,004
SM Investments Corp.	64,024	889,167
SM Prime Holdings, Inc.	1,223,800	710,382

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Universal Robina Corp.	110,770	406,579
Total Philippines		4,273,006
POLAND — 2.8%
Bank Pekao SA	20,932	676,523
Polski Koncern Naftowy Orlen SA	42,977	729,992
Polskie Gornictwo Naftowe i Gazownictwo SA	236,626	312,216
Powszechna Kasa Oszczednosci Bank Polski SA	115,487	787,847
Total Poland		2,506,578
QATAR — 0.6%
Qatar National Bank SAQ	13,542	580,053
ROMANIA — 2.0%
Banca Transilvania SA	3,001,219	1,792,123
SOUTH AFRICA — 15.3%
Aspen Pharmacare Holdings, Ltd.(a)	37,431	843,822
Barclays Africa Group, Ltd.	47,781	524,674
FirstRand, Ltd.	341,717	1,180,370
MTN Group, Ltd.	197,839	1,689,895
Naspers, Ltd. N Shares	17,465	3,016,687
Nedbank Group, Ltd.	24,115	389,926
Remgro, Ltd.	54,242	905,503
Sanlam, Ltd.	197,625	916,897
Sasol, Ltd.	62,370	1,705,381
Shoprite Holdings, Ltd.	48,425	673,979
Standard Bank Group, Ltd.	135,692	1,388,077
Vodacom Group, Ltd.	56,123	629,092
Total South Africa		13,864,303
THAILAND — 7.7%
Advanced Info Service PCL NVDR	154,000	711,111
Airports of Thailand PCL NVDR	57,400	660,970

Common Stocks (continued)

Issuer	Shares	Value ($)
Bangkok Dusit Medical Services PCL NVDR	1,118,600	703,766
CP ALL PCL NVDR	692,900	1,229,822
PTT Exploration & Production PCL NVDR	185,600	433,870
PTT PCL NVDR	188,000	1,839,307
Siam Commercial Bank PCL NVDR	320,000	1,366,811
Total Thailand		6,945,657
TURKEY — 2.8%
Akbank TAS	268,054	718,217
KOC Holding AS	84,735	363,993
Turk Telekomunikasyon AS	70,130	132,515
Turkcell Iletisim Hizmetleri AS(a)	105,864	342,566
Turkiye Garanti Bankasi AS	276,093	731,476
Turkiye Is Bankasi Class C	180,416	285,592
Total Turkey		2,574,359
UNITED ARAB EMIRATES — 2.9%
Emaar Properties PJSC	468,954	906,500
Emirates Telecommunications Group Co. PJSC	227,107	1,236,629
First Gulf Bank PJSC	150,376	483,103
Total United Arab Emirates		2,626,232
VIETNAM — 5.8%
Hoa Phat Group JSC	547,591	1,121,967
Saigon Securities, Inc.(a)	455,310	455,218
Vietnam Dairy Products JSC	273,640	1,717,573
Vingroup JSC(a)	997,412	1,989,950
Total Vietnam		5,284,708
Total Investments (Cost: $103,620,582)		90,337,796
Other Assets & Liabilities, Net		344,783
Net Assets		90,682,579

Notes to Portfolio of Investments

(a)  Non-income producing security.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	90,337,796	—	—	90,337,796

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.1%

Issuer	Shares	Value ($)
BRAZIL — 14.0%
Ambev SA	22,658	138,228
Banco Bradesco SA Preference Shares	8,169	74,603
Banco do Brasil SA	5,075	35,616
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	8,271	42,795
BRF SA	5,266	89,667
CETIP SA	3,168	41,813
Cia Brasileira de Distribuicao Preference Shares	1,889	30,874
Cielo SA	4,967	49,703
Itau Unibanco Holding SA Preference Shares	20,933	228,863
Itausa — Investimentos Itau SA Preference Shares	43,535	111,757
Kroton Educacional SA	12,411	56,500
Petroleo Brasileiro SA Preference Shares(a)	76,622	320,039
Telefonica Brasil SA Preference Shares	5,037	72,791
Ultrapar Participacoes SA	2,334	51,050
Vale SA Preference Shares	27,684	131,226
Total Brazil		1,475,525
CHILE — 1.1%
Cencosud SA	13,758	41,246
Cia Cervecerias Unidas SA	3,392	34,208
Empresas COPEC SA	4,388	40,957
Total Chile		116,411
INDIA — 12.7%
HDFC Bank, Ltd. ADR	5,624	404,309
ICICI Bank, Ltd. ADR	38,153	285,003
Infosys, Ltd. ADR	18,203	287,243
Tata Motors, Ltd. ADR	9,015	360,420
Total India		1,336,975
INDONESIA — 3.8%
PT Astra International Tbk	131,076	82,858
PT Bank Central Asia Tbk	114,144	137,312
PT Bank Mandiri Persero Tbk	97,928	84,039
PT Telekomunikasi Indonesia Persero Tbk	284,518	93,960
Total Indonesia		398,169

Common Stocks (continued)

Issuer	Shares	Value ($)
MALAYSIA — 2.8%
IHH Healthcare Bhd	90,500	138,524
Sime Darby Bhd	25,700	47,541
Tenaga Nasional Bhd	32,100	110,997
Total Malaysia		297,062
MEXICO — 7.2%
Alfa SAB de CV Class A	42,357	66,227
Cemex SAB de CV Series CPO(a)	107,996	85,712
Coca-Cola Femsa SAB de CV Series L	15,613	117,500
Fibra Uno Administracion SA de CV	22,417	41,027
Fomento Economico Mexicano SAB de CV Series UBD	5,296	48,914
Grupo Bimbo SAB de CV Series A	33,673	88,926
Grupo Mexico SAB de CV Series B	38,911	95,259
Grupo Televisa SAB Series CPO	20,615	106,124
Wal-Mart de Mexico SAB de CV	47,302	104,070
Total Mexico		753,759
NETHERLANDS — 1.3%
Steinhoff International Holdings NV	24,098	137,653
PERU — 0.6%
Credicorp, Ltd.	252	38,359
Southern Copper Corp.	1,093	28,746
Total Peru		67,105
PHILIPPINES — 1.6%
JG Summit Holdings, Inc.	39,150	60,144
PLDT, Inc.	1,620	57,190
SM Investments Corp.	3,380	46,942
Total Philippines		164,276
POLAND — 1.7%
Powszechna Kasa Oszczednosci Bank Polski SA	15,573	106,238
Powszechny Zaklad Ubezpieczen SA	12,258	78,083
Total Poland		184,321
RUSSIA — 3.8%
Gazprom PAO ADR	21,697	91,344
LUKOIL PJSC ADR	3,730	181,614
Sberbank of Russia PJSC ADR	13,165	123,461
Total Russia		396,419

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SOUTH AFRICA — 8.8%
Aspen Pharmacare Holdings, Ltd.(a)	2,982	67,224
Bid Corp., Ltd.	7,193	135,556
Bidvest Group, Ltd. (The)	7,392	86,858
FirstRand, Ltd.	11,625	40,155
MTN Group, Ltd.	8,831	75,432
Naspers, Ltd. N Shares	1,214	209,691
Redefine Properties, Ltd.	45,487	37,809
Remgro, Ltd.	2,971	49,597
Sanlam, Ltd.	14,118	65,502
Sasol, Ltd.	3,576	97,779
Standard Bank Group, Ltd.	6,084	62,237
Total South Africa		927,840
SOUTH KOREA — 19.4%
Amorepacific Corp.	134	47,329
Celltrion, Inc.(a)	896	86,561
Hana Financial Group, Inc.	1,651	41,749
Hyundai Motor Co.	1,223	150,467
KB Financial Group, Inc.	4,167	143,207
Kia Motors Corp.	2,800	107,160
Korea Electric Power Corp.	2,277	111,643
KT&G Corp.	877	99,537
LG Chem, Ltd.	210	46,048
LG Household & Health Care, Ltd.	35	30,349
NAVER Corp.	127	101,821
POSCO	532	109,651
Samsung C&T Corp.	479	64,803
Samsung Electronics Co., Ltd.	351	509,282
Samsung Fire & Marine Insurance Co., Ltd.	143	36,291
Shinhan Financial Group Co., Ltd.	3,991	145,493
SK Hynix, Inc.	3,351	122,314
SK Telecom Co., Ltd.	449	92,136
Total South Korea		2,045,841

Common Stocks (continued)

Issuer	Shares	Value ($)
TAIWAN — 14.0%
Advanced Semiconductor Engineering, Inc.	42,295	50,734
Cathay Financial Holding Co., Ltd.	53,376	68,283
China Steel Corp.	119,717	84,406
Chunghwa Telecom Co., Ltd.	33,097	116,674
CTBC Financial Holding Co., Ltd.	91,377	53,056
Far Eastern New Century Corp.	98,396	73,611
Formosa Chemicals & Fibre Corp.	17,005	45,733
Formosa Plastics Corp.	36,822	91,393
Hon Hai Precision Industry Co., Ltd.	62,262	156,919
MediaTek, Inc.	8,805	67,276
Nan Ya Plastics Corp.	52,044	102,941
President Chain Store Corp.	14,007	111,268
Taiwan Semiconductor Manufacturing Co., Ltd.	77,416	450,732
Total Taiwan		1,473,026
THAILAND — 4.1%
Airports of Thailand PCL NVDR	6,500	74,849
BTS Group Holdings PCL NVDR	274,100	68,426
CP ALL PCL NVDR	27,700	49,165
PTT PCL	7,600	74,355
Siam Cement PCL (The)	4,600	68,502
Siam Commercial Bank PCL (The)	22,100	94,395
Total Thailand		429,692
TURKEY — 2.2%
Haci Omer Sabanci Holding AS	22,064	68,309
Turkiye Garanti Bankasi AS	35,630	94,397
Turkiye Is Bankasi Class C	43,485	68,835
Total Turkey		231,541
Total Investments (Cost: $9,580,432)		10,435,615
Other Assets & Liabilities, Net		93,585
Net Assets		10,529,200

Notes to Portfolio of Investments

(a)  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2016 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipts

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	10,435,615	—	—	10,435,615

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.9%

Issuer	Shares	Value ($)
BRAZIL — 17.7%
Ambev SA	51,200	312,352
Banco Bradesco SA Preference Shares	35,245	321,874
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	57,600	298,030
BRF SA	18,300	311,604
Itausa — Investimentos Itau SA Preference Shares	121,309	311,408
JBS SA	81,900	297,969
Kroton Educacional SA	64,000	291,352
Lojas Renner SA	40,000	301,276
WEG SA	57,700	313,644
Total Brazil		2,759,509
CHILE — 2.0%
Aguas Andinas SA Class A	491,000	314,790
HONG KONG — 6.0%
CLP Holdings, Ltd.	30,659	316,830
Hong Kong & China Gas Co., Ltd.	165,000	311,451
Hong Kong Exchanges & Clearing, Ltd.	11,800	310,064
Total Hong Kong		938,345
INDONESIA — 8.1%
PT Bank Rakyat Indonesia Persero Tbk	339,800	317,643
PT Hanjaya Mandala Sampoerna Tbk	1,010,000	305,685
PT Surya Citra Media Tbk	1,475,900	316,644
PT Telekomunikasi Indonesia Persero Tbk	985,083	325,317
Total Indonesia		1,265,289
KENYA — 2.1%
Safaricom, Ltd.	1,642,400	323,614
MALAYSIA — 9.9%
AirAsia Bhd	462,200	311,821
Axiata Group Bhd	238,400	300,918
Maxis Bhd	208,000	309,825
Petronas Chemicals Group Bhd	191,300	307,616
Public Bank Bhd	65,900	315,836
Total Malaysia		1,546,016

Common Stocks (continued)

Issuer	Shares	Value ($)
PHILIPPINES — 2.0%
Aboitiz Power Corp.	330,000	310,640
SOUTH AFRICA — 10.1%
Netcare, Ltd.	134,000	327,710
Sasol, Ltd.	11,905	325,518
Standard Bank Group, Ltd.	30,000	306,888
Truworths International, Ltd.	56,700	292,752
Woolworths Holdings, Ltd.	55,656	312,819
Total South Africa		1,565,687
TAIWAN — 18.0%
Cathay Financial Holding Co., Ltd.	242,000	309,588
Chunghwa Telecom Co., Ltd.	88,000	310,220
Formosa Plastics Corp.	126,000	312,734
Hon Hai Precision Industry Co., Ltd.	124,000	312,517
Nan Ya Plastics Corp.	162,567	321,550
Pegatron Corp.	119,026	306,057
Taiwan Mobile Co., Ltd.	86,000	308,657
Taiwan Semiconductor Manufacturing Co., Ltd.	53,231	309,922
Uni-President Enterprises Corp.	166,000	311,394
Total Taiwan		2,802,639
THAILAND — 18.2%
Advanced Info Service PCL NVDR	67,100	309,842
Airports of Thailand PCL NVDR	27,000	310,909
Berli Jucker PCL NVDR	251,000	322,352
CP ALL PCL NVDR	177,000	314,156
Home Product Center PCL NVDR	1,068,000	308,225
Intouch Holdings PCL NVDR	199,700	311,221
Robinson Department Store PCL NVDR	179,000	313,831
Thai Beverage PCL	444,000	315,875
Thai Union Group PCL NVDR	529,300	326,898
Total Thailand		2,833,309
TURKEY — 3.7%
KOC Holding AS	68,500	294,253
Turkiye Sise ve Cam Fabrikalari AS	271,000	287,193
Total Turkey		581,446

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

September 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED ARAB EMIRATES — 2.1%
Emaar Properties PJSC	164,800	318,562
Total Investments (Cost: $15,643,947)		15,559,846
Other Assets & Liabilities, Net		17,787
Net Assets		15,577,633

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	15,559,846	—	—	15,559,846

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia EM Strategic Opportunities ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.8%

Issuer	Shares	Value ($)
BRAZIL — 8.7%
Ambev SA ADR	109,487	666,776
BRF SA ADR	17,786	303,429
Telefonica Brasil SA ADR	13,615	197,009
Total Brazil		1,167,214
CHINA — 25.5%
Belle International Holdings, Ltd.	169,777	116,454
BYD Co., Ltd. Class H(a)	17,000	111,566
China Mengniu Dairy Co., Ltd.	79,543	147,683
China Mobile, Ltd.	55,931	676,787
China Telecom Corp., Ltd. Class H	453,253	228,498
China Unicom Hong Kong, Ltd.	195,865	235,110
Ctrip.com International, Ltd. ADR(a)	9,596	446,886
Guangdong Investment, Ltd.	90,000	142,961
Hengan International Group Co., Ltd.	22,379	185,531
JD.com, Inc. ADR(a)	25,650	669,209
New Oriental Education & Technology Group, Inc. ADR(a)	2,915	135,139
Sinopharm Group Co. Class H	38,650	185,627
Vipshop Holdings, Ltd. ADR(a)	10,609	155,634
Total China		3,437,085
HONG KONG — 1.2%
WH Group, Ltd.(b)	204,000	164,127
INDIA — 14.5%
Bharti Airtel, Ltd.	43,240	203,925
Hindustan Unilever, Ltd.	20,975	273,403
ITC, Ltd.	85,186	308,796
Lupin, Ltd.	7,144	159,474
Mahindra & Mahindra, Ltd.	7,840	165,525
NTPC, Ltd.	62,911	139,844
Sun Pharmaceutical Industries, Ltd.	34,978	390,180
Tata Motors, Ltd. ADR	5,066	202,539
Zee Entertainment Enterprises, Ltd.	13,849	113,727
Total India		1,957,413
INDONESIA — 6.3%
PT Astra International Tbk	514,834	325,445
PT Telekomunikasi Indonesia Persero Tbk ADR	7,997	528,442
Total Indonesia		853,887

Common Stocks (continued)

Issuer	Shares	Value ($)
MALAYSIA — 4.2%
Axiata Group Bhd	104,800	132,283
IHH Healthcare Bhd	81,000	123,983
Tenaga Nasional Bhd	88,000	304,292
Total Malaysia		560,558
MEXICO — 12.2%
America Movil SAB de CV Class L ADR	36,938	422,571
Fomento Economico Mexicano SAB de CV ADR	6,330	582,613
Grupo Televisa SAB ADR	12,380	318,042
Wal-Mart de Mexico SAB de CV	144,118	317,077
Total Mexico		1,640,303
NETHERLANDS — 3.5%
Steinhoff International Holdings NV	82,655	472,142
RUSSIA — 3.6%
Magnit PJSC GDR	8,479	353,490
Mobile TeleSystems PJSC ADR	16,861	128,649
Total Russia		482,139
SOUTH AFRICA — 15.8%
Aspen Pharmacare Holdings, Ltd.(a)	10,416	234,812
Mediclinic International PLC	11,197	134,962
Mr Price Group, Ltd.	6,542	72,193
MTN Group, Ltd.	50,712	433,170
Naspers, Ltd. N Shares	3,771	651,356
Shoprite Holdings, Ltd.	11,075	154,142
Tiger Brands, Ltd.	5,351	147,962
Vodacom Group, Ltd.	16,532	185,310
Woolworths Holdings, Ltd.	21,246	119,415
Total South Africa		2,133,322
THAILAND — 4.3%
Advanced Info Service PCL	35,000	161,616
CP ALL PCL NVDR	129,200	229,316
Thai Beverage PCL	266,900	189,881
Total Thailand		580,813
Total Investments (Cost: $14,300,257)		13,449,003
Other Assets & Liabilities, Net		27,297
Net Assets		13,476,300

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia EM Strategic Opportunities ETF

September 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At September 30, 2016, the value of this security amounted to $164,127, or 1.22% of net assets.

Abbreviation Legend

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia EM Strategic Opportunities ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	13,449,003	—	—	13,449,003

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.8%

Issuer	Shares	Value ($)
BRAZIL — 11.0%
Ambev SA ADR	6,453,962	39,304,628
BRF SA ADR	1,363,360	23,258,922
Lojas Renner SA	1,960,384	14,765,408
Total Brazil		77,328,958
CHILE — 2.8%
S.A.C.I. Falabella	2,738,728	20,041,582
CHINA — 21.1%
Belle International Holdings, Ltd.	21,806,212	14,957,426
China Mengniu Dairy Co., Ltd.	8,126,620	15,088,200
Ctrip.com International, Ltd. ADR(a)	703,012	32,739,269
Hengan International Group Co., Ltd.	2,076,650	17,216,279
JD.com, Inc. ADR(a)	1,448,133	37,781,790
Vipshop Holdings, Ltd. ADR(a)	1,217,126	17,855,238
Want Want China Holdings, Ltd.	21,444,670	13,271,671
Total China		148,909,873
INDIA — 13.5%
Hindustan Unilever, Ltd.	1,636,751	21,334,550
ITC, Ltd.	6,269,203	22,725,626
Maruti Suzuki India, Ltd.	280,866	23,105,848
Tata Motors, Ltd. ADR	699,229	27,955,175
Total India		95,121,199
INDONESIA — 3.7%
PT Astra International Tbk	41,638,846	26,321,391
MALAYSIA — 1.9%
Genting Bhd	7,005,462	13,433,276

Common Stocks (continued)

Issuer	Shares	Value ($)
MEXICO — 11.7%
Fomento Economico Mexicano SAB de CV Series UBD	3,645,244	33,667,676
Grupo Televisa SAB Series CPO	4,942,328	25,442,640
Wal-Mart de Mexico SAB de CV	10,647,946	23,426,747
Total Mexico		82,537,063
NETHERLANDS — 4.5%
Steinhoff International Holdings NV	5,579,381	31,870,585
PHILIPPINES — 2.6%
SM Investments Corp.	1,308,982	18,179,181
RUSSIA — 3.6%
Magnit PJSC GDR	605,677	25,250,674
SOUTH AFRICA — 18.0%
Mr Price Group, Ltd.	1,008,669	11,131,026
Naspers, Ltd. N Shares	400,861	69,239,747
Shoprite Holdings, Ltd.	1,174,566	16,347,618
Tiger Brands, Ltd.	559,226	15,463,328
Woolworths Holdings, Ltd.	2,610,686	14,673,570
Total South Africa		126,855,289
THAILAND — 5.4%
CP ALL PCL	11,353,483	20,151,203
Thai Beverage PCL	25,431,700	18,092,889
Total Thailand		38,244,092
Total Investments (Cost: $698,569,878)		704,093,163
Other Assets & Liabilities, Net		1,303,755
Net Assets		705,396,918

Notes to Portfolio of Investments

(a)  Non-income producing security.

Abbreviation Legend

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

PJSC  Private Joint Stock Company

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

September 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	704,093,163	—	—	704,093,163

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Core ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.8%

Issuer	Shares	Value ($)
BRAZIL — 8.5%
Ambev SA ADR	9,455	57,581
Banco Bradesco SA Preference Shares ADR	6,270	56,869
BRF SA ADR	3,382	57,697
CPFL Energia SA ADR	3,858	57,098
Itau Unibanco Holding SA Preference Shares ADR	5,083	55,608
Petroleo Brasileiro SA ADR(a)	5,878	54,842
Vale SA ADR	10,385	57,117
Total Brazil		396,812
CHILE — 1.3%
S.A.C.I. Falabella	7,939	58,096
CHINA — 13.9%
AAC Technologies Holdings, Inc.	1,762	17,709
Alibaba Group Holding, Ltd. ADR(a)	192	20,312
Baidu, Inc. ADR(a)	102	18,571
Bank of China, Ltd. Class H	39,359	17,964
Belle International Holdings, Ltd.	28,224	19,360
China Communications Construction Co., Ltd. Class H	17,000	17,864
China Construction Bank Corp. Class H	24,398	18,088
China Everbright International, Ltd.	13,866	16,483
China Life Insurance Co., Ltd. ADR	1,443	18,874
China Mobile, Ltd. ADR	308	18,948
China Overseas Land & Investment, Ltd.	5,460	18,515
China Pacific Insurance Group Co., Ltd. Class H	4,912	18,145
China Railway Signal & Communication Corp., Ltd. Class H(b)	23,950	17,972
China Resources Land, Ltd.	6,804	18,949
China Unicom Hong Kong, Ltd. ADR	1,563	19,037
CITIC, Ltd.	11,921	16,999
CNOOC, Ltd.	14,712	18,248
Ctrip.com International, Ltd. ADR(a)	419	19,513
Guangdong Investment, Ltd.	12,000	19,061
Haitong Securities Co., Ltd. Class H	10,568	17,877
Hengan International Group Co., Ltd.	1,972	16,349
Industrial and Commercial Bank of China, Ltd. Class H	29,321	18,335
JD.com, Inc. ADR(a)	710	18,524

Common Stocks (continued)

Issuer	Shares	Value ($)
Lenovo Group, Ltd.	28,216	18,699
NetEase, Inc. ADR	86	20,707
New Oriental Education & Technology Group, Inc. ADR(a)	424	19,657
PICC Property & Casualty Co., Ltd. Class H	10,364	17,158
Ping An Insurance Group Co. of China, Ltd. Class H	3,624	18,784
Semiconductor Manufacturing International Corp.(a)	169,272	18,988
Shenzhou International Group Holdings, Ltd.	3,000	20,887
Sinopharm Group Co. Class H	3,675	17,650
Tencent Holdings, Ltd.	715	19,636
Want Want China Holdings, Ltd.	28,150	17,421
Xinyi Solar Holdings, Ltd.(a)	45,066	16,850
ZTE Corp. Class H	13,109	19,065
Total China		647,199
HONG KONG — 1.1%
Alibaba Pictures Group, Ltd.(a)	82,521	17,236
GCL-Poly Energy Holdings, Ltd.	132,426	17,586
Haier Electronics Group Co., Ltd.	10,292	17,012
Hanergy Thin Film Power Group, Ltd.(a)(c)	60,421	604
Total Hong Kong		52,438
INDIA — 14.9%
Adani Ports and Special Economic Zone, Ltd.	10,824	41,740
Dr. Reddy's Laboratories, Ltd.	950	44,338
Hindustan Unilever, Ltd.	3,196	41,659
Housing Development Finance Corp., Ltd.	2,090	43,742
Infosys, Ltd. ADR	2,759	43,537
ITC, Ltd.	11,395	41,306
Larsen & Toubro, Ltd.	1,960	42,189
Lupin, Ltd.	1,935	43,195
Mahindra & Mahindra, Ltd.	2,003	42,289
Maruti Suzuki India, Ltd.	561	46,151
NTPC, Ltd.	18,539	41,210
Reliance Industries, Ltd.	2,929	47,674
Sun Pharmaceutical Industries, Ltd.	3,823	42,646
Tata Consultancy Services, Ltd.	1,216	44,396
Tata Motors, Ltd. ADR	1,000	39,980

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Core ETF

September 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Zee Entertainment Enterprises, Ltd.	5,599	45,979
Total India		692,031
INDONESIA — 5.1%
PT Astra International Tbk	92,714	58,608
PT Telekomunikasi Indonesia Persero Tbk ADR	1,815	119,935
PT Unilever Indonesia Tbk	16,629	56,764
Total Indonesia		235,307
MALAYSIA — 6.0%
Genting Bhd	29,800	57,143
Genting Malaysia Bhd	51,800	56,992
IHH Healthcare Bhd	35,700	54,644
Sime Darby Bhd	30,100	55,680
Tenaga Nasional Bhd	16,300	56,363
Total Malaysia		280,822
MEXICO — 14.3%
Alfa SAB de CV Class A	35,480	55,474
America Movil SAB de CV Class L ADR	4,827	55,221
Cemex SAB de CV Series CPO(a)	69,841	55,430
Fibra Uno Administracion SA de CV	29,753	54,453
Fomento Economico Mexicano SAB de CV ADR	620	57,065
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,700	54,224
Grupo Aeroportuario del Sureste SAB de CV Class B	3,719	54,626
Grupo Mexico SAB de CV Series B	22,910	56,087
Grupo Televisa SAB ADR	2,169	55,721
Kimberly-Clark de Mexico SAB de CV Class A	23,642	53,579
Megacable Holdings SAB de CV	14,700	56,450
Wal-Mart de Mexico SAB de CV	25,380	55,839
Total Mexico		664,169
NETHERLANDS — 1.2%
Steinhoff International Holdings NV	9,486	54,186
PERU — 1.3%
Southern Copper Corp.	2,267	59,622
PHILIPPINES — 4.9%
Ayala Land, Inc.	71,000	57,465

Common Stocks (continued)

Issuer	Shares	Value ($)
Jollibee Foods Corp.	11,030	56,179
SM Investments Corp.	4,090	56,802
SM Prime Holdings, Inc.	100,100	58,105
Total Philippines		228,551
POLAND — 2.3%
Cyfrowy Polsat SA(a)	8,602	55,064
Powszechny Zaklad Ubezpieczen SA	7,969	50,762
Total Poland		105,826
RUSSIA — 5.0%
Gazprom PAO ADR	13,320	56,077
LUKOIL PJSC ADR	1,216	59,207
Magnit PJSC GDR	1,386	57,782
MMC Norilsk Nickel PJSC ADR	3,673	58,695
Total Russia		231,761
SOUTH AFRICA — 13.8%
Aspen Pharmacare Holdings, Ltd.(a)	2,145	48,356
FirstRand, Ltd.	16,446	56,808
Mediclinic International PLC	4,022	48,479
MTN Group, Ltd.	6,523	55,718
Naspers, Ltd. N Shares	306	52,855
Netcare, Ltd.	22,761	55,664
Remgro, Ltd.	3,003	50,131
Sanlam, Ltd.	11,572	53,689
Sasol, Ltd. ADR	2,024	55,296
Shoprite Holdings, Ltd.	4,115	57,272
Tiger Brands, Ltd.	1,930	53,367
Woolworths Holdings, Ltd.	9,357	52,592
Total South Africa		640,227
THAILAND — 3.7%
Airports of Thailand PCL NVDR	5,000	57,576
CP ALL PCL NVDR	33,600	59,636
Siam Cement PCL NVDR	3,800	56,589
Total Thailand		173,801
TURKEY — 1.2%
Haci Omer Sabanci Holding AS	17,853	55,272

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Core ETF

September 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED ARAB EMIRATES — 1.3%
Emaar Properties PJSC	30,198	58,374
Total Investments (Cost: $4,599,637)		4,634,494
Other Assets & Liabilities, Net		9,046
Net Assets		4,643,540

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At September 30, 2016, the value of this security amounted to $17,972, or 0.39% of net assets.

(c)  Fair valued security.

Abbreviation Legend

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Core ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	4,633,890	—	604	4,634,494

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 3 ($)	Level 1 ($)	Level 3 ($)
15,914	—	—	15,914

Transfers between Level 1 and Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 1 and 2 during the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.9%

Issuer	Shares	Value ($)
CONSUMER GOODS — 79.5%
Aditya Birla Fashion and Retail, Ltd.(a)	185,816	384,721
Bajaj Auto, Ltd.	95,802	4,068,635
Bosch, Ltd.	12,319	4,218,184
Colgate-Palmolive India, Ltd.	203,002	2,959,506
Dabur India, Ltd.	842,516	3,431,816
Emami, Ltd.	84,826	1,490,507
Exide Industries, Ltd.	549,431	1,510,151
GlaxoSmithKline Consumer Healthcare, Ltd.	17,649	1,599,583
Godrej Consumer Products, Ltd.	171,286	4,081,870
Hero MotoCorp, Ltd.	79,271	4,064,395
Hindustan Unilever, Ltd.	261,988	3,414,934
ITC, Ltd.	1,041,514	3,775,449
Marico, Ltd.	700,099	2,896,925
Maruti Suzuki India, Ltd.	61,309	5,043,674
Motherson Sumi Systems, Ltd.	671,822	3,208,762
MRF, Ltd.	3,807	2,908,858
Nestle India, Ltd.	43,103	4,164,541
Page Industries, Ltd.	5,804	1,317,856
Procter & Gamble Hygiene & Health Care, Ltd.	14,511	1,483,182

Common Stocks (continued)

Issuer	Shares	Value ($)
Rajesh Exports, Ltd.	80,949	555,385
Titan Co., Ltd.	487,453	2,892,651
TVS Motor Co., Ltd.	289,896	1,592,948
United Breweries, Ltd.	97,047	1,317,670
United Spirits, Ltd.(a)	85,704	3,174,897
Welspun India, Ltd.	398,834	314,491
Total		65,871,591
CONSUMER SERVICES — 6.6%
Sun TV Network, Ltd.	112,924	856,767
Zee Entertainment Enterprises, Ltd.	560,046	4,599,056
Total		5,455,823
INDUSTRIALS — 13.8%
Bharat Forge, Ltd.	184,523	2,524,235
Mahindra & Mahindra, Ltd.	182,478	3,852,648
Tata Motors, Ltd.	629,869	5,059,860
Total		11,436,743
Total Investments (Cost: $71,378,282)		82,764,157
Other Assets & Liabilities, Net		79,783
Net Assets		82,843,940

Notes to Portfolio of Investments

(a)  Non-income producing security.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Consumer ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	82,764,157	—	—	82,764,157

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.7%

Issuer	Shares	Value ($)
BASIC MATERIALS — 11.8%
JSW Steel, Ltd.	79,751	2,071,454
NMDC, Ltd.	644,653	1,024,396
Vedanta, Ltd.	861,694	2,226,711
Total		5,322,561
CONSUMER GOODS — 5.4%
Aditya Birla Nuvo, Ltd.	45,407	929,793
Cummins India, Ltd.	110,496	1,502,766
Total		2,432,559
FINANCIALS — 1.8%
DLF, Ltd.	363,736	798,438
INDUSTRIALS — 47.4%
ACC, Ltd.	75,890	1,823,560
Adani Ports and Special Economic Zone, Ltd.	559,367	2,157,066
Ambuja Cements, Ltd.	558,504	2,111,796
Ashok Leyland, Ltd.	1,119,017	1,337,846
Bharat Heavy Electricals, Ltd.	735,178	1,487,361
Container Corp. of India, Ltd.	68,480	1,418,764
Eicher Motors, Ltd.	6,641	2,476,441
Havells India, Ltd.	168,074	1,055,701
Larsen & Toubro, Ltd.	100,295	2,158,873
NBCC India, Ltd.	48,778	184,438
Shree Cement, Ltd.	6,533	1,672,273

Common Stocks (continued)

Issuer	Shares	Value ($)
Siemens, Ltd.	72,446	1,349,576
UltraTech Cement, Ltd.	38,526	2,228,669
Total		21,462,364
OIL & GAS — 4.7%
GAIL India, Ltd.	377,992	2,126,986
TELECOMMUNICATIONS — 13.9%
Bharti Airtel, Ltd.	472,689	2,229,263
Bharti Infratel, Ltd.	433,381	2,377,802
Idea Cellular, Ltd.	1,015,025	1,205,895
Tata Communications, Ltd.	57,871	491,660
Total		6,304,620
UTILITIES — 14.7%
JSW Energy, Ltd.	245,456	269,308
NTPC, Ltd.	959,092	2,131,956
Petronet LNG, Ltd.	243,921	1,265,400
Reliance Infrastructure, Ltd.	110,389	913,967
Reliance Power, Ltd.	570,783	408,498
Tata Power Co., Ltd.	1,471,227	1,666,124
Total		6,655,253
Total Investments (Cost: $41,059,730)		45,102,781
Other Assets & Liabilities, Net		142,487
Net Assets		45,245,268

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Infrastructure ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	45,102,781	—	—	45,102,781

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks — 99.9%

Issuer	Shares	Value ($)
BASIC MATERIALS — 4.7%
Jubilant Life Sciences, Ltd.	47,039	434,005
SRF, Ltd.	19,576	522,684
Total		956,689
CONSUMER GOODS — 16.5%
Apollo Tyres, Ltd.	215,472	711,821
Arvind, Ltd.	96,219	487,165
Balrampur Chini Mills, Ltd.	89,883	145,462
Bata India, Ltd.	43,295	318,828
Ceat, Ltd.	11,677	232,628
Coffee Day Enterprises, Ltd.(a)(b)	25,793	87,203
Delta Corp., Ltd.	72,872	183,767
Godfrey Phillips India, Ltd.	10,403	201,029
JK Tyre & Industries, Ltd.	62,690	139,777
Kaveri Seed Co., Ltd.(a)	18,355	98,736
PC Jeweller, Ltd.	19,882	144,860
Tata Global Beverages, Ltd.	296,129	620,901
Total		3,372,177
CONSUMER SERVICES — 4.6%
Cox & Kings, Ltd.	57,895	192,085
Jet Airways India, Ltd.(a)	20,317	145,328
Jubilant Foodworks, Ltd.	24,067	348,462
TV18 Broadcast, Ltd.(a)	389,059	260,035
Total		945,910
FINANCIALS — 25.4%
Allahabad Bank(a)	159,978	184,655
Andhra Bank	168,288	142,557
Bank of India(a)	173,660	293,433
Bharat Financial Inclusion, Ltd.(a)	75,345	996,584
DCB Bank, Ltd.(a)	139,833	262,843
Dewan Housing Finance Corp., Ltd.	93,780	399,741
Federal Bank, Ltd.	1,068,250	1,155,212
Housing Development & Infrastructure, Ltd.(a)	182,473	218,156
IFCI, Ltd.	527,226	208,262
Indiabulls Real Estate, Ltd.(a)	125,332	173,466
Karnataka Bank, Ltd. (The)	128,922	284,546
Manappuram Finance, Ltd.	257,394	353,733
Oriental Bank of Commerce	82,045	154,528

Common Stocks (continued)

Issuer	Shares	Value ($)
Syndicate Bank(a)	145,191	159,518
UCO Bank(a)	208,851	113,867
Unitech, Ltd.(a)	1,302,578	115,428
Total		5,216,529
HEALTH CARE — 6.3%
Dishman Pharmaceuticals & Chemicals, Ltd.	44,388	172,905
Fortis Healthcare, Ltd.(a)	69,819	175,124
Granules India, Ltd.	75,708	132,245
Ipca Laboratories, Ltd.(a)	40,446	364,184
Marksans Pharma, Ltd.	148,463	117,290
Sun Pharma Advanced Research Co., Ltd.(a)	47,818	226,521
Suven Life Sciences, Ltd.	34,459	103,641
Total		1,291,910
INDUSTRIALS — 27.8%
Adani Enterprises, Ltd.	169,033	166,799
BEML, Ltd.	13,708	180,368
Century Textiles & Industries, Ltd.	29,658	420,081
Crompton Greaves, Ltd.(a)	848,500	956,442
Engineers India, Ltd.	73,913	275,814
Escorts, Ltd.	39,862	224,875
Gujarat Pipavav Port, Ltd.	175,596	458,902
Hindustan Construction Co., Ltd.(a)	330,414	173,693
India Cements, Ltd.	128,824	278,622
IRB Infrastructure Developers, Ltd.	106,571	392,398
Jain Irrigation Systems, Ltd.	210,691	283,379
Jaiprakash Associates, Ltd.(a)	1,055,914	166,523
NCC, Ltd.	213,893	263,752
NIIT, Ltd.(a)	72,317	103,457
Reliance Defence and Engineering, Ltd.(a)	90,047	76,347
Sintex Industries, Ltd.	255,827	300,860
Voltas, Ltd.	159,272	906,879
VRL Logistics, Ltd.	15,032	67,642
Total		5,696,833
OIL & GAS — 3.2%
Chennai Petroleum Corp., Ltd.	34,837	150,299
Suzlon Energy, Ltd.(a)	1,901,968	424,215

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

September 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tide Water Oil Co. India, Ltd.	986	82,950
Total		657,464
TECHNOLOGY — 5.7%
Hexaware Technologies, Ltd.	62,055	175,782
Himachal Futuristic Communications, Ltd.(a)	388,878	86,735
Intellect Design Arena, Ltd.(a)	42,387	110,487
Just Dial, Ltd.(a)	17,454	112,948
KPIT Technologies, Ltd.	86,767	161,727
NIIT Technologies, Ltd.	28,693	180,549
Polaris Consulting & Services, Ltd.(a)	33,659	80,735
Tata Elxsi, Ltd.	12,276	256,703
Total		1,165,666

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES — 5.7%
Adani Power, Ltd.(a)	767,964	287,208
CESC, Ltd.	41,029	376,366
GMR Infrastructure, Ltd.(a)	1,656,221	315,921
PTC India, Ltd.	177,434	198,407
Total		1,177,902
Total Investments (Cost: $18,796,553)		20,481,080
Other Assets & Liabilities, Net		12,604
Net Assets		20,493,684

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At September 30, 2016, the value of this security amounted to $87,203, or 0.43% of net assets.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	20,481,080	—	—	20,481,080

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Assets
Investments, at cost:	$103,620,582	$9,580,432	$15,643,947
Investments, at fair value (Note 2)	90,337,796	10,435,615	15,559,846
Cash	—	77,829	—
Foreign cash*	55,719	564	513,230
Receivable for:
Investment sold	301,498	—	—
Capital shares sold	—	—	—
Dividends	247,389	18,229	35,120
Spot foreign currency contracts	—	—	—
Foreign tax reclaims	3,340	—	—
Total assets	90,945,742	10,532,237	16,108,196
Liabilities
Payable for:
Investment purchased	—	—	—
Capital shares purchased	—	—	—
Investment management fees	43,156	3,037	10,943
Due to custodian	220,007	—	417,189
Income payable	—	—	102,431
Total liabilities	263,163	3,037	530,563
Net assets applicable to outstanding capital stock	$90,682,579	$10,529,200	$15,577,633
Represented by
Paid-in capital	$160,930,882	$9,771,074	$43,558,476
Undistributed net investment income	2,139,708	95,358	149,785
Accumulated net realized loss on investments and foreign currency transactions	(59,104,816)	(192,485)	(28,047,522)
Net unrealized appreciation (depreciation) on:
Investments	(13,282,786)	855,183	(84,101)
Foreign currency translations	(409)	70	995
Total — representing net assets applicable to outstanding capital stock	$90,682,579	$10,529,200	$15,577,633
Shares outstanding	5,650,000	450,000	1,150,000
Net asset value per share	$16.05	$23.40	$13.55
*Cost of foreign cash:	$55,697	$565	$513,693

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2016 (Unaudited)

	Columbia EM Strategic Opportunities ETF (Consolidated)	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia Emerging Markets Core ETF (Consolidated)
Assets
Investments, at cost:	$14,300,257	$698,569,878	$4,599,637
Investments, at fair value (Note 2)	13,449,003	704,093,163	4,634,494
Cash	8,060	1,157,765	4,144
Foreign cash*	9,726	425,636	169
Receivable for:
Investment sold	—	—	—
Capital shares sold	—	6,756,056	—
Dividends	16,772	769,756	7,438
Spot foreign currency contracts	—	42,258	—
Foreign tax reclaims	—	—	—
Total assets	13,483,561	713,244,634	4,646,245
Liabilities
Payable for:
Investment purchased	—	7,355,227	—
Capital shares purchased	—	5,042	—
Investment management fees	7,261	487,447	2,705
Due to custodian	—	—	—
Income payable	—	—	—
Total liabilities	7,261	7,847,716	2,705
Net assets applicable to outstanding capital stock	$13,476,300	$705,396,918	$4,643,540
Represented by
Paid-in capital	$17,492,441	$841,243,622	$5,273,798
Undistributed net investment income	186,414	3,406,180	52,743
Accumulated net realized loss on investments and foreign currency transactions	(3,351,294)	(144,784,650)	(717,868)
Net unrealized appreciation (depreciation) on:
Investments	(851,254)	5,523,285	34,857
Foreign currency translations	(7)	8,481	10
Total — representing net assets applicable to outstanding capital stock	$13,476,300	$705,396,918	$4,643,540
Shares outstanding	700,000	28,600,000	250,000
Net asset value per share	$19.25	$24.66	$18.57
*Cost of foreign cash:	$9,720	$421,661	$169

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2016 (Unaudited)

	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)	Columbia India Small Cap ETF (Consolidated)
Assets
Investments, at cost:	$71,378,282	$41,059,730	$18,796,553
Investments, at fair value (Note 2)	82,764,157	45,102,781	20,481,080
Cash	100,992	—	10,836
Foreign cash*	39,776	1,159,136	4,604
Receivable for:
Investment sold	—	—	—
Capital shares sold	—	—	—
Dividends	121	39,037	12,487
Spot foreign currency contracts	—	—	—
Foreign tax reclaims	—	—	—
Total assets	82,905,046	46,300,954	20,509,007
Liabilities
Payable for:
Investment purchased	—	581,078	—
Capital shares purchased	—	—	—
Investment management fees	61,106	32,012	15,323
Due to custodian	—	442,596	—
Income payable	—	—	—
Total liabilities	61,106	1,055,686	15,323
Net assets applicable to outstanding capital stock	$82,843,940	$45,245,268	$20,493,684
Represented by
Paid-in capital	$81,423,291	$101,991,973	$33,990,070
Undistributed net investment income	103,884	1,082,314	134,257
Accumulated net realized loss on investments and foreign currency transactions	(10,069,442)	(61,868,985)	(15,315,270)
Net unrealized appreciation (depreciation) on:
Investments	11,385,875	4,043,051	1,684,527
Foreign currency translations	332	(3,085)	100
Total — representing net assets applicable to outstanding capital stock	$82,843,940	$45,245,268	$20,493,684
Shares outstanding	2,300,000	3,850,000	1,250,000
Net asset value per share	$36.02	$11.75	$16.39
*Cost of foreign cash:	$39,445	$1,159,593	$4,582

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2016 (Unaudited)

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Investment Income
Dividends	$1,602,285	$124,668	$466,142
Interest	—	—	1
Foreign taxes withheld	(158,918)	(18,297)	(53,054)
Total income	1,443,367	106,371	413,089
Expenses:
Investment management fees	403,212	27,808	66,852
Mauritius taxes paid	—	—	—
Total expenses	403,212	27,808	66,852
Fees waived by the Investment Manager and its affiliates	(128,079)	(13,904)	—
Total net expenses	275,133	13,904	66,852
Net investment income	1,168,234	92,467	346,237
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(4,587,871)	(146,527)	(796)
In-kind transactions	454,175	—	34,949
Foreign currency translations	(376,610)	(27,915)	(62,574)
Net realized gain (loss)	(4,510,306)	(174,442)	(28,421)
Change in net unrealized appreciation (depreciation) on:
Investments	5,323,562	781,681	740,829
Foreign currency translations	(8,432)	(103)	(4,607)
Net change in unrealized appreciation (depreciation)	5,315,130	781,578	736,222
Net realized and unrealized gain	804,824	607,136	707,801
Net increase in net assets resulting from operations	$1,973,058	$699,603	$1,054,038

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2016 (Unaudited)

	Columbia EM Strategic Opportunities ETF (Consolidated)	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia Emerging Markets Core ETF (Consolidated)
Investment Income
Dividends	$201,872	$6,968,593	$72,879
Interest	1	12	1
Foreign taxes withheld	(19,810)	(520,062)	(8,653)
Total income	182,063	6,448,543	64,227
Expenses:
Investment management fees	60,541	2,728,720	16,264
Mauritius taxes paid	—	4,206	—
Total expenses	60,541	2,732,926	16,264
Fees waived by the Investment Manager and its affiliates	(14,262)	—	—
Total net expenses	46,279	2,732,926	16,264
Net investment income	135,784	3,715,617	47,963
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(625,498)	(20,149,755)	(235,906)
In-kind transactions	181,021	703,408	95,453
Foreign currency translations	3,701	112,957	775
Net realized gain (loss)	(440,776)	(19,333,390)	(139,678)
Change in net unrealized appreciation (depreciation) on:
Investments	595,216	70,679,351	361,233
Foreign currency translations	(1,459)	(1,231)	(194)
Net change in unrealized appreciation (depreciation)	593,757	70,678,120	361,039
Net realized and unrealized gain	152,981	51,344,730	221,361
Net increase in net assets resulting from operations	$288,765	$55,060,347	$269,324

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2016 (Unaudited)

	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)	Columbia India Small Cap ETF (Consolidated)
Investment Income
Dividends	$373,065	$286,900	$122,331
Interest	—	—	—
Foreign taxes withheld	—	—	—
Total income	373,065	286,900	122,331
Expenses:
Investment management fees	342,283	183,380	85,363
Mauritius taxes paid	381	35,683	891
Total expenses	342,664	219,063	86,254
Fees waived by the Investment Manager and its affiliates	—	—	—
Total net expenses	342,664	219,063	86,254
Net investment income	30,401	67,837	36,077
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(339,811)	146,651	(361,641)
In-kind transactions	—	—	—
Foreign currency translations	(4,863)	(15,637)	6,477
Net realized gain (loss)	(344,674)	131,014	(355,164)
Change in net unrealized appreciation (depreciation) on:
Investments	11,306,892	5,711,627	4,155,787
Foreign currency translations	(236)	(3,572)	(245)
Net change in unrealized appreciation (depreciation)	11,306,656	5,708,055	4,155,542
Net realized and unrealized gain	10,961,982	5,839,069	3,800,378
Net increase in net assets resulting from operations	$10,992,383	$5,906,906	$3,836,455

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Beyond BRICs ETF		Columbia EM Core ex-China ETF
	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Period September 2, 2015(a) Through March 31, 2016
Operations
Net investment income	$1,168,234	$4,676,451	$92,467	$17,020
Net realized gain (loss)	(4,510,306)	(69,123,203)	(174,442)	(27,085)
Net change in unrealized appreciation (depreciation)	5,315,130	8,073,359	781,578	73,675
Net increase (decrease) in net assets resulting from operations	1,973,058	(56,373,393)	699,603	63,610
Distributions to shareholders
Net investment income	—	(6,442,630)	—	(25,672)
Shareholder transactions
Proceeds from shares sold	6,173,307	9,095,023	8,767,910	2,003,012
Cost of shares redeemed	(9,706,080)	(155,077,249)	—	(979,263)
Transaction fees	—	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(3,532,773)	(145,982,226)	8,767,910	1,023,749
Increase (decrease) in net assets	(1,559,715)	(208,798,249)	9,467,513	1,061,687
Net assets
Net assets at beginning of period	92,242,294	301,040,543	1,061,687	—
Net assets at end of period	$90,682,579	$92,242,294	$10,529,200	$1,061,687
Undistributed (accumulated) net investment income (loss)	$2,139,708	$971,474	$95,358	$2,891
Capital stock activity
Shares outstanding, beginning of period	5,850,000	15,150,000	50,000	—
Subscriptions	400,000	500,000	400,000	100,000
Redemptions	(600,000)	(9,800,000)	—	(50,000)
Shares outstanding, end of period	5,650,000	5,850,000	450,000	50,000

(a) Commencement of operations.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia EM Quality Dividend ETF		Columbia EM Strategic Opportunities ETF (Consolidated)
	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Operations
Net investment income	$346,237	$578,085	$135,784	$435,911
Net realized gain (loss)	(28,421)	(2,158,928)	(440,776)	(3,529,041)
Net change in unrealized appreciation (depreciation)	736,222	(301,020)	593,757	(3,486,431)
Net increase (decrease) in net assets resulting from operations	1,054,038	(1,881,863)	288,765	(6,579,561)
Distributions to shareholders
Net investment income	(194,468)	(552,553)	—	(428,513)
Shareholder transactions
Proceeds from shares sold	647,144	—	—	6,892,494
Cost of shares redeemed	(1,940,631)	(6,487,251)	(1,843,305)	(20,647,452)
Transaction fees	—	(1,532)	(1,226)	(3,177)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,293,487)	(6,488,783)	(1,844,531)	(13,758,135)
Increase (decrease) in net assets	(433,917)	(8,923,199)	(1,555,766)	(20,766,209)
Net assets
Net assets at beginning of period	16,011,550	24,934,749	15,032,066	35,798,275
Net assets at end of period	$15,577,633	$16,011,550	$13,476,300	$15,032,066
Undistributed (accumulated) net investment income (loss)	$149,785	$(1,984)	$186,414	$50,630
Capital stock activity
Shares outstanding, beginning of period	1,250,000	1,750,000	800,000	1,550,000
Subscriptions	50,000	—	—	350,000
Redemptions	(150,000)	(500,000)	(100,000)	(1,100,000)
Shares outstanding, end of period	1,150,000	1,250,000	700,000	800,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Emerging Markets Consumer ETF (Consolidated)		Columbia Emerging Markets Core ETF (Consolidated)
	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Operations
Net investment income	$3,715,617	$6,926,431	$47,963	$86,601
Net realized gain (loss)	(19,333,390)	(75,169,970)	(139,678)	(580,213)
Net change in unrealized appreciation (depreciation)	70,678,120	(76,773,402)	361,039	(227,659)
Net increase (decrease) in net assets resulting from operations	55,060,347	(145,016,941)	269,324	(721,271)
Distributions to shareholders
Net investment income	—	(6,520,768)	—	(77,847)
Shareholder transactions
Proceeds from shares sold	43,382,700	73,668,244	—	1,008,047
Cost of shares redeemed	(5,406,315)	(454,930,424)	(899,538)	—
Transaction fees	500	1,341	(1,107)	(2,171)
Net increase (decrease) in net assets resulting from shareholder transactions	37,976,885	(381,260,839)	(900,645)	1,005,876
Increase (decrease) in net assets	93,037,232	(532,798,548)	(631,321)	206,758
Net assets
Net assets at beginning of period	612,359,686	1,145,158,234	5,274,861	5,068,103
Net assets at end of period	$705,396,918	$612,359,686	$4,643,540	$5,274,861
Undistributed (accumulated) net investment income (loss)	$3,406,180	$(309,437)	$52,743	$4,780
Capital stock activity
Shares outstanding, beginning of period	27,100,000	43,300,000	300,000	250,000
Subscriptions	1,750,000	3,100,000	—	50,000
Redemptions	(250,000)	(19,300,000)	(50,000)	—
Shares outstanding, end of period	28,600,000	27,100,000	250,000	300,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Consumer ETF (Consolidated)		Columbia India Infrastructure ETF (Consolidated)
	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Operations
Net investment income	$30,401	$98,516	$67,837	$1,204,099
Net realized gain (loss)	(344,674)	(8,230,437)	131,014	(8,594,761)
Net change in unrealized appreciation (depreciation)	11,306,656	(4,436,125)	5,708,055	(4,228,116)
Net increase (decrease) in net assets resulting from operations	10,992,383	(12,568,046)	5,906,906	(11,618,778)
Distributions to shareholders
Net investment income	—	—	—	(369,715)
Shareholder transactions
Proceeds from shares sold	3,382,019	18,805,894	585,657	15,149,937
Cost of shares redeemed	(3,208,134)	(23,265,499)	(1,183,849)	(10,954,836)
Transaction fees	(1,508)	(3,264)	(1,694)	(3,988)
Net increase (decrease) in net assets resulting from shareholder transactions	172,377	(4,462,869)	(599,886)	4,191,113
Increase (decrease) in net assets	11,164,760	(17,030,915)	5,307,020	(7,797,380)
Net assets
Net assets at beginning of period	71,679,180	88,710,095	39,938,248	47,735,628
Net assets at end of period	$82,843,940	$71,679,180	$45,245,268	$39,938,248
Undistributed (accumulated) net investment income (loss)	$103,884	$73,483	$1,082,314	$1,014,477
Capital stock activity
Shares outstanding, beginning of period	2,300,000	2,500,000	3,900,000	3,650,000
Subscriptions	100,000	550,000	50,000	1,250,000
Redemptions	(100,000)	(750,000)	(100,000)	(1,000,000)
Shares outstanding, end of period	2,300,000	2,300,000	3,850,000	3,900,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Small Cap ETF (Consolidated)
	For the Period April 1, 2016 Through September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Operations
Net investment income	$36,077	$92,229
Net realized gain (loss)	(355,164)	(5,033,514)
Net change in unrealized appreciation (depreciation)	4,155,542	(1,213,602)
Net increase (decrease) in net assets resulting from operations	3,836,455	(6,154,887)
Distributions to shareholders
Net investment income	—	(132,552)
Shareholder transactions
Proceeds from shares sold	—	—
Cost of shares redeemed	(2,373,895)	(3,528,774)
Transaction fees	4,125	(6,360)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,369,770)	(3,535,134)
Increase (decrease) in net assets	1,466,685	(9,822,573)
Net assets
Net assets at beginning of period	19,026,999	28,849,572
Net assets at end of period	$20,493,684	$19,026,999
Undistributed net investment income	$134,257	$98,180
Capital stock activity
Shares outstanding, beginning of period	1,400,000	1,650,000
Subscriptions	—	—
Redemptions	(150,000)	(250,000)
Shares outstanding, end of period	1,250,000	1,400,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia Beyond BRICs ETF

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$15.77		$19.87	$21.01	$21.97	$20.00
Net investment income(b)	0.20		0.40	0.56	0.99	0.17
Net realized and unrealized gain (loss)	0.08		(3.83)	(1.43)	(1.77)	1.91
Total from investment operations	0.28		(3.43)	(0.87)	(0.78)	2.08
Less distributions to shareholders:
Net investment income	—		(0.67)	(0.25)	(0.18)	(0.11)
Net realized gains	—		—	(0.02)	—	—
Total distribution to shareholders	—		(0.67)	(0.27)	(0.18)	(0.11)
Net asset value, end of period	$16.05		$15.77	$19.87	$21.01	$21.97
Total Return at NAV(c)	1.78%		(17.05)%	(4.16)%	(3.51)%	10.41%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(d)(e)	0.85	%(f)	0.85%	0.85%	0.85%	2.43	%(f)
Expenses, net of expense reimbursements/waivers(d)(e)	0.58	%(f)	0.58%	0.58%	0.66%	0.85	%(f)
Net investment income, net of reimbursement/waivers	2.46	%(f)	2.26%	2.65%	4.92%	1.26	%(f)
Supplemental data
Net assets, end of period (in thousands)	$90,683		$92,242	$301,041	$49,385	$7,688
Portfolio turnover rate(g)	27	%(h)	32%	33%	63%	1	%(h)

(a)  Based on operations from August 15, 2012 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(d)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(e)  Effective October 1, 2013, the Fund entered into a fee waiver agreement pursuant to which the investment manager has agreed to waive its investment management fee to 0.58% of the Fund's average daily net assets.

(f)  Annualized.

(g)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(h)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia EM Core ex-China ETF

	For the Six Months Ended September 30, 2016 (Unaudited)		For the Year Ended March 31, 2016(a)
Per share data
Net asset value, beginning of period	$21.23		$20.00
Net investment income(b)	0.26		0.22
Net realized and unrealized gain	1.91		1.52
Total from investment operations	2.17		1.74
Less distributions to shareholders:
Net investment income	—		(0.51)
Net asset value, end of period	$23.40		$21.23
Total Return at NAV(c)	10.22%		8.98%
Ratios to average net assets of:
Expenses, prior to expense waivers	0.70	%(d)	0.70	%(d)
Expenses, net of expense waivers	0.35	%(d)	0.35	%(d)
Net investment income, net of waivers	2.33	%(d)	1.92	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10,529		$1,062
Portfolio turnover rate(e)	33	%(f)	45	%(f)

(a)  Based on operations from September 2, 2015 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Investment Manager.

(d)  Annualized.

(e)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(f)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia EM Quality Dividend ETF

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016	2015		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.81		$14.25	$16.15		$19.80	$20.09	$20.00
Net investment income(b)	0.29		0.38	0.77		0.64	0.86	0.33
Net realized and unrealized gain (loss)	0.61		(1.45)	(2.08)		(3.61)	(0.09)	0.13
Total from investment operations	0.90		(1.07)	(1.31)		(2.97)	0.77	0.46
Less distributions to shareholders:
Net investment income	(0.16)		(0.37)	(0.59)		(0.65)	(1.06)	(0.37)
Return of capital	—		—	—		(0.03)	—	—
Total distribution to shareholders	(0.16)		(0.37)	(0.59)		(0.68)	(1.06)	(0.37)
Net asset value, end of period	$13.55		$12.81	$14.25		$16.15	$19.80	$20.09
Total Return at NAV(c)	7.09%		(7.38)%	(8.37)%		(15.14)%	4.12%	2.45%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(d)	0.85	%(e)	0.85%	0.89	%(f)	0.85%	1.43%	2.07	%(e)
Expenses, net of expense reimbursements/waivers(d)	0.85	%(e)	0.85%	0.89	%(f)	0.85%	0.85%	0.85	%(e)
Net investment income, net of reimbursement/waivers	4.40	%(e)	2.88%	4.76%		3.54%	4.45%	2.62	%(e)
Supplemental data
Net assets, end of period (in thousands)	$15,578		$16,012	$24,935		$57,335	$89,122	$59,255
Portfolio turnover rate(g)	86	%(h)	85%	168%		137%	86%	45	%(h)

(a)  Based on operations from August 4, 2011 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(d)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(e)  Annualized.

(f)  The ratio includes 0.04% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(h)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia EM Strategic Opportunities ETF (Consolidated)

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$18.79		$23.10	$22.31	$22.16	$20.00
Net investment income(b)	0.18		0.32	0.34	0.23	0.13
Net realized and unrealized gain (loss)	0.28		(4.06)	0.73	0.14	2.11
Total from investment operations	0.46		(3.74)	1.07	0.37	2.24
Less distributions to shareholders:
Net investment income	—		(0.57)	(0.28)	(0.22)	(0.08)
Net asset value, end of period	$19.25		$18.79	$23.10	$22.31	$22.16
Total Return at NAV(c)	2.45%		(16.10)%	4.82%	1.70%	11.23%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(d)(e)	0.85	%(f)	0.85%	0.85%	0.85%	4.53	%(f)
Expenses, net of expense reimbursements/waivers(d)(e)	0.65	%(f)	0.84%	0.85%	0.85%	0.85	%(f)
Net investment income, net of reimbursement/waivers	1.90	%(f)	1.53%	1.43%	1.09%	1.02	%(f)
Supplemental data
Net assets, end of period (in thousands)	$13,476		$15,032	$35,798	$23,429	$2,216
Portfolio turnover rate(g)	15	%(h)	38%	8%	159%	57	%(h)

(a)  Based on operations from August 15, 2012 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(d)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(e)  Effective March 1, 2016, the Fund entered into a fee waiver agreement pursuant to which the investment manager has agreed to waive its investment management fee to 0.65% of the Fund's average daily net assets.

(f)   Annualized.

(g)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(h)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia Emerging Markets Consumer ETF (Consolidated)

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$22.60		$26.45	$26.53	$26.51	$24.77	$22.76
Net investment income(a)	0.14		0.21	0.25	0.31	0.17	0.17
Net realized and unrealized gain (loss)	1.92		(3.83)	(0.03)	(0.09)	1.68	1.96
Total from investment operations	2.06		(3.62)	0.22	0.22	1.85	2.13
Less distributions to shareholders:
Net investment income	—		(0.23)	(0.30)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$24.66		$22.60	$26.45	$26.53	$26.51	$24.77
Total Return at NAV(b)	9.12%		(13.63)%	0.88%	0.82%	7.46%	9.44%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(c)	0.85	%(d)(e)	0.85%	0.83%	0.84%	1.23%	1.31%
Expenses, net of expense reimbursements/waivers(c)	0.85	%(d)(e)	0.85%	0.83%	0.84%	0.85%	0.85%
Net investment income, net of reimbursement/waivers	1.16	%(d)	0.86%	0.92%	1.20%	0.68%	0.76%
Supplemental data
Net assets, end of period (in thousands)	$705,397		$612,360	$1,145,158	$1,233,683	$885,476	$402,466
Portfolio turnover rate(f)	12	%(g)	32%	12%	14%	7%	3%

(a)  Based on average shares outstanding.

(b)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(c)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(d)  Annualized.

(e)  The ratio includes less than 0.01% for the six months ended September 30, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(g)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia Emerging Markets Core ETF (Consolidated)

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016	2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$17.58		$20.27	$20.44		$20.87	$20.00
Net investment income(b)	0.19		0.30	0.38		0.36	0.09
Net realized and unrealized gain (loss)	0.80		(2.73)	(0.13)		(0.44)	0.82
Total from investment operations	0.99		(2.43)	0.25		(0.08)	0.91
Less distributions to shareholders:
Net investment income	—		(0.26)	(0.42)		(0.35)	(0.04)
Net asset value, end of period	$18.57		$17.58	$20.27		$20.44	$20.87
Total Return at NAV(c)	5.63%		(11.91)%	1.22%		(0.36)%	4.55%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(d)	0.70	%(e)	0.70%	0.71	%(f)	0.70%	11.94	%(e)
Expenses, net of expense reimbursements/waivers(d)	0.70	%(e)	0.70%	0.71	%(f)	0.70%	0.70	%(e)
Net investment income, net of reimbursement/waivers	2.07	%(e)	1.66%	1.78%		1.76%	0.96	%(e)
Supplemental data
Net assets, end of period (in thousands)	$4,644		$5,275	$5,068		$4,088	$4,173
Portfolio turnover rate(g)	22	%(h)	38%	20%		16%	3	%(h)

(a)  Based on operations from October 16, 2012 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(d)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(e)  Annualized.

(f)  The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(h)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia India Consumer ETF (Consolidated)

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016	2015		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$31.16		$35.48	$24.72		$22.10	$19.08		$20.00
Net investment income (loss)(b)	0.01		0.04	(0.12)		0.11	(0.00	)(c)	(0.00	)(c)
Net realized and unrealized gain (loss)	4.85		(4.36)	10.91		2.51	3.02		(0.92)
Total from investment operations	4.86		(4.32)	10.79		2.62	3.02		(0.92)
Less distributions to shareholders:
Net investment income	—		—	(0.03)		—	—		—
Net asset value, end of period	$36.02		$31.16	$35.48		$24.72	$22.10		$19.08
Total Return at NAV(d)	15.60%		(12.18)%	43.64%		11.86%	15.83%		(4.60)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(e)	0.89	%(f)(g)	0.89%	0.90	%(h)	0.89%	4.31%		6.16	%(f)
Expenses, net of expense reimbursements/waivers(e)	0.89	%(f)(g)	0.89%	0.90	%(h)	0.89%	0.89%		0.89	%(f)
Net investment income (loss), net of reimbursement/waivers	0.08	%(f)	0.13%	(0.36)%		0.50%	(0.00	)%(c)	(0.04	)%(f)
Supplemental data
Net assets, end of period (in thousands)	$82,844		$71,679	$88,710		$4,945	$6,631		$1,908
Portfolio turnover rate(i)	4	%(j)	47%	82%		43%	50%		104	%(i)

(a)  Based on operations from August 10, 2011 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Rounds to zero.

(d)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(e)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(f)  Annualized.

(g)  The ratio includes less than 0.01% for the six months ended September 30, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(h)  The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(j)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia India Infrastructure ETF (Consolidated)

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$10.24		$13.08		$11.35		$12.27		$14.99	$19.40
Net investment income(a)	0.02		0.30		0.12		0.13		0.07	0.06
Net realized and unrealized gain (loss)	1.49		(3.04)		1.65	(b)	0.27		(2.60)	(4.39)
Total from investment operations	1.51		(2.74)		1.77		0.40		(2.53)	(4.33)
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.04)		(1.32)		(0.19)	(0.08)
Net asset value, end of period	$11.75		$10.24		$13.08		$11.35		$12.27	$14.99
Total Return at NAV(c)	14.75%		(21.00)%		15.59%		4.04%		(17.08)%	(22.19)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(d)	0.93	%(e)(f)	0.88	%(g)	0.88	%(h)	0.86	%(i)	1.61%	1.69%
Expenses, net of expense reimbursements/waivers(d)	0.93	%(e)(f)	0.88	%(g)	0.88	%(h)	0.86	%(i)	0.85%	0.85%
Net investment income, net of reimbursement/waivers	0.31	%(e)	2.68%		0.90%		1.18%		0.53%	0.39%
Supplemental data
Net assets, end of period (in thousands)	$45,245		$39,938		$47,736		$17,586		$51,513	$60,703
Portfolio turnover rate(j)	27	%(k)	59%		75%		76%		24%	23%

(a)  Based on average shares outstanding.

(b)  The realized and unrealized gain or loss on investments and foreign currency translations does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in-kind.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(d)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(e)  Annualized.

(f)  The ratio includes 0.08% for the six months ended September 30, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  The ratio includes 0.03% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(h)  The ratio includes 0.03% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(j)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(k)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

FINANCIAL HIGHLIGHTS

Columbia India Small Cap ETF (Consolidated)

	For the Six Months Ended September 30, 2016		For the Year Ended March 31,
	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$13.59		$17.48		$12.74		$12.45		$14.39		$19.29
Net investment income(a)	0.03		0.06		0.05		0.26		0.10		0.14
Net realized and unrealized gain (loss)	2.77		(3.86)		4.77		0.25		(1.94)		(4.88)
Total from investment operations	2.80		(3.80)		4.82		0.51		(1.84)		(4.74)
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.08)		(0.22)		(0.10)		(0.16)
Return of Capital	—		—		—		—		(0.00	)(b)	—
Total distribution to shareholders	—		(0.09)		(0.08)		(0.22)		(0.10)		(0.16)
Net asset value, end of period	$16.39		$13.59		$17.48		$12.74		$12.45		$14.39
Total Return at NAV(c)	20.60%		(21.78)%		37.86%		4.29%		(12.87)%		(24.33)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(d)	0.85	%(e)(f)	0.86	%(g)	0.92	%(h)	0.86	%(i)	2.09%		2.26%
Expenses, net of expense reimbursements/waivers(d)	0.85	%(e)(f)	0.86	%(g)	0.92	%(h)	0.86	%(i)	0.85%		0.85%
Net investment income, net of reimbursement/waivers	0.36	%(e)	0.40%		0.33%		2.36%		0.76%		0.84%
Supplemental data
Net assets, end of period (in thousands)	$20,494		$19,027		$28,850		$16,560		$21,163		$26,616
Portfolio turnover rate(j)	2	%(k)	45%		117%		56%		43%		125%

(a)  Based on average shares outstanding.

(b)  Rounds to zero.

(c)  Total Return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager.

(d)  Effective April 1, 2013, EGA replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(e)  Annualized.

(f)  The ratio includes less than 0.01% for the six months ended September 30, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  The ratio includes 0.01% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(h)  The ratio includes 0.07% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(j)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(k)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

September 30, 2016 (Unaudited)

Note 1. Organization

Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia EM Strategic Opportunities ETF, Columbia Emerging Markets Consumer ETF, Columbia Emerging Markets Core ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF, and Columbia India Small Cap ETF. Each Fund is a diversified fund, except for Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF, and Columbia India Small Cap ETF.

On May 11, 2016, Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), entered into an agreement to acquire Emerging Global Advisors, LLC, the Funds' former investment manager (EGA), including the business of serving as investment adviser to the Funds (the Transaction). Columbia Management completed the Transaction on September 1, 2016 (the Closing). In connection with the Closing, certain changes have occurred, including a change in the entity serving each as Fund's investment adviser.

On September 14, 2016, the Board of Trustees (the Board) approved changes to the names of the Funds and the Trust effective October 19, 2016. Prior to October 19, 2016, the Trust was named EGA Emerging Global Shares Trust. In addition, the Funds changed their names as follows:

Former Fund Name	Current Fund Name (effective October 19, 2016)
EGShares Beyond BRICs ETF	Columbia Beyond BRICs ETF
EGShares EM Core ex-China ETF	Columbia EM Core ex-China ETF
EGShares EM Quality Dividend ETF	Columbia EM Quality Dividend ETF
EGShares EM Strategic Opportunities ETF	Columbia EM Strategic Opportunities ETF
EGShares Emerging Markets Consumer ETF	Columbia Emerging Markets Consumer ETF
EGShares Emerging Markets Core ETF	Columbia Emerging Markets Core ETF
Former Fund Name	Current Fund Name (effective October 19, 2016)
EGShares India Consumer ETF	Columbia India Consumer ETF
EGShares India Infrastructure ETF	Columbia India Infrastructure ETF
EGShares India Small Cap ETF	Columbia India Small Cap ETF

The classifications and presentations within the Schedules of Investments are consistent with other funds in the Columbia Fund family and may not depict the same classifications and presentations in certain marketing materials.

Basis for Consolidation

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidations.

Funds	Wholly Owned Subsidiary
Columbia EM Strategic Opportunities ETF	EG Shares Emerging Markets Domestic Demand Mauritius
Columbia Emerging Markets Consumer ETF	EG Shares Consumer Mauritius
Columbia Emerging Markets Core ETF	EG Shares Emerging Markets Core Mauritius
Columbia EM Quality Dividend ETF*	EG Shares High Income/Low Beta Mauritius*
Columbia India Consumer ETF	EG Shares India Consumer Mauritius
Columbia India Infrastructure ETF	EG Shares India Infrastructure Mauritius
Columbia India Small Cap ETF	EG Shares India Small Cap Mauritius

*EG Shares High Income/Low Beta Mauritius was closed effective June 23, 2015 and is no longer a subsidiary of the Columbia EM Quality Dividend ETF.

The Columbia EM Strategic Opportunities ETF, Columbia Emerging Markets Consumer ETF and Columbia Emerging Markets Core ETF may each invest its assets in a wholly owned subsidiary in Mauritius, which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in each Fund's respective Underlying Index.

The Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF invests substantially all of their assets in wholly owned subsidiaries in Mauritius, which in turn invest virtually all of their assets in Indian securities, based on the number of Indian securities that are included in each Fund's respective Underlying Index.

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

By investing in a wholly owned subsidiary, the Funds listed in the table above each obtain benefits under the tax treaty between Mauritius and India. Each subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius. Any change in the provisions of this treaty could result in the imposition of withholding and other taxes on these Funds by authorities in India. This would reduce the return on investment and the return received by each Fund's shareholders.

A summary of each Fund's investment in its corresponding subsidiary is as follows:

Funds	% of Consolidated Fund Net Assets	Net Assets	Net Investment Income (Loss)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Columbia EM Strategic Opportunities ETF	13.0	$1,756,091	$351,833	$(1,470)	$(16,845)
Columbia Emerging Markets Consumer ETF	9.6	67,491,807	19,730,069	489,436	5,869,495
Columbia Emerging Markets Core ETF	13.1	608,710	4,958	(3,702)	56,742
Columbia India Consumer ETF	99.9	82,804,088	56,539	(344,673)	11,306,656
Columbia India Infrastructure ETF	100.0	45,261,566	224,410	131,014	5,708,055
Columbia India Small Cap ETF	100.0	20,498,417	40,395	(355,164)	4,155,542

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange (NYSE) for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the NYSE. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter for Columbia EM Quality Dividend ETF. The remaining Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees

Effective September 1, 2016, Columbia Management, under the Investment Management Services Agreement (the New Agreement) for Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF and Columbia India Small Cap ETF and under the Interim Investment Advisory Agreement for Columbia India Infrastructure ETF, Columbia India Consumer ETF, Columbia Emerging Markets Core ETF and Columbia EM Strategic Opportunities ETF (the Interim Agreement ETFs), determines which securities will be purchased, held or sold. Effective September 30, 2016, shareholders of the Interim Agreement ETFs approved the New Agreement and subsequently, effective October 1, 2016, the Interim Agreement ETFs began operating under the New Agreement. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund (including but not limited to overdraft fees), if any; brokerage expenses, fees, commission and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Fund's participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other infrequent and/or unusual expenses approved by the Board.

Prior to September 1, 2016, the Funds also had a unitary fee structure pursuant to which EGA was contractually obligated to pay all ordinary operating expenses of the Funds, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series' Rule 12b-1 plan (if ever implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets and is paid as follows:

Fund	Assets (billions)	Investment Management Fee Rate
Columbia Beyond BRICs ETF	All	0.85%
Columbia EM Core ex-China ETF	All	0.70
Columbia EM Quality Dividend ETF	All	0.85
Columbia EM Strategic Opportunities ETF	All	0.85
Columbia Emerging Markets Core ETF	All	0.70
Columbia Emerging Markets Consumer ETF	$0 - $1.0 >$1.0 - $2.0 >$2.0	0.85 0.75 0.70
Columbia India Consumer ETF	All	0.89
Columbia India Infrastructure ETF	All	0.85
Columbia India Small Cap ETF	All	0.85

The annualized effective management services fee rate for the six months ended September 30, 2016 was 0.85% of the Columbia Emerging Markets Consumer ETF's average daily net assets.

The Investment Manager has contractually agreed to waive all or a portion of the investment management fee for the periods disclosed below, so that each Fund's investment management fee is limited as a percentage of the respective Fund's average daily net assets:

	September 1, 2016 Through August 31, 2018	Prior to September 1, 2016
Columbia Beyond BRICs ETF	0.58%	0.58%
Columbia EM Core ex-China ETF	0.35	0.35
Columbia EM Strategic Opportunities ETF	0.65	0.65

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. The other expenses allocated to the Fund are payable by the Investment Manager. This arrangement became effective September 1, 2016.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager. This arrangement became effective September 1, 2016.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of Board Members allocated to the Fund are payable by the Investment Manager. This arrangement became effective September 1, 2016.

Distribution and Service Fees

ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2016, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Funds	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Beyond BRICs ETF	$109,857,311	$4,833,352	$(24,352,867)	$(19,519,515)
Columbia EM Core ex-China ETF	9,580,541	1,079,796	(224,722)	855,074
Columbia EM Quality Dividend ETF	15,876,758	482,423	(799,335)	(316,912)
Columbia EM Strategic Opportunities ETF	14,578,853	1,032,169	(2,162,019)	(1,129,850)
Columbia Emerging Markets Consumer ETF	708,144,718	98,498,986	(102,550,541)	(4,051,555)
Columbia Emerging Markets Core ETF	4,631,694	461,288	(458,488)	2,800
Columbia India Consumer ETF	72,183,072	12,976,644	(2,395,559)	10,581,085
Columbia India Infrastructure ETF	47,433,363	6,161,071	(8,491,653)	(2,330,582)
Columbia India Small Cap ETF	19,181,499	4,374,785	(3,075,204)	1,299,581

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

The following capital loss carryforward, determined at March 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Carryforwards with No Expiration
Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Columbia Beyond BRICs ETF	$15,371,458	$18,372,194
Columbia EM Core ex-China ETF	17,934	—
Columbia EM Quality Dividend ETF	21,840,464	5,704,194
Columbia EM Strategic Opportunities ETF	1,416,331	611,766
Columbia Emerging Markets Consumer ETF	4,992,867	110,883,553
Columbia Emerging Markets Core ETF	133,350	309,033
Columbia India Consumer ETF	2,588,824	—
Columbia India Infrastructure ETF	16,709,643	38,484,985
Columbia India Small Cap ETF	1,935,531	9,056,629

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At March 31, 2016, the Funds have elected to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2016.

Funds	Late Year Ordinary Losses	Post October Capital Losses
Columbia Beyond BRICs ETF	$—	$14,615,561
Columbia EM Core ex-China ETF	—	—
Columbia EM Quality Dividend ETF	—	241,632
Columbia EM Strategic Opportunities ETF	—	603,825
Columbia Emerging Markets Consumer ETF	309,437	—
Columbia Emerging Markets Core ETF	—	104,272
Columbia India Consumer ETF	—	6,331,154
Columbia India Infrastructure ETF	—	432,850
Columbia India Small Cap ETF	—	3,583,000

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustments at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2016, were as follows:

Funds	Purchases	Sales
Columbia Beyond BRICs ETF	$26,085,238	$25,058,041
Columbia EM Core ex-China ETF	7,621,304	2,530,884
Columbia EM Quality Dividend ETF	13,458,873	14,132,816
Columbia EM Strategic Opportunities ETF	2,064,160	2,165,599
Columbia Emerging Markets Consumer ETF	88,470,645	79,636,577
Columbia Emerging Markets Core ETF	1,031,426	1,187,865
Columbia India Consumer ETF	3,602,850	3,287,727
Columbia India Infrastructure ETF	11,679,263	12,175,717
Columbia India Small Cap ETF	466,980	2,782,216

Note 6. Significant Risks

The Funds are subject to emerging markets risk. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Each Fund concentrates its investments in a particular industry or a group of industries to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country's or region's economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a Fund's assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund's performance.

Because the Columbia India Infrastructure ETF concentrates its investments in the infrastructure sectors of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Because the Columbia Consumer ETF and Columbia India Consumer ETF concentrate their investments in the consumer goods and consumer services industries (specifically the consumer goods and consumer services industries of India for the Columbia India Consumer ETF), these Funds may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Because the Columbia EM Strategic Opportunities ETF concentrates its investments in the consumer staples, consumer discretionary, telecommunications services, healthcare and/or utilities industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Because the Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap

Semiannual Report 2016

COLUMBIA ETF TRUST II

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

ETF invest predominantly in Indian securities, their NAVs will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

The Columbia India Small Cap ETF primarily invests in small capitalization companies. Small cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Non-Diversification Risk

Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission

(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA ETF TRUST II

SUPPLEMENTAL INFORMATION

(Unaudited)

At a meeting held on November 14-16, 2016, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, approved the appointment of PricewaterhouseCoopers LLP (PwC) as the independent registered public accounting firm for each of the funds in the Trust (collectively, the Funds) succeeding BBD, LLP, another independent registered public accounting firm, as the auditor for the Funds. The Funds did not consult with PwC during the fiscal periods ended March 31, 2015 and 2016 and through the November meeting.

BBD, LLP's reports on the financial statements of each of the funds in the Trust as of and for the fiscal years ended March 31, 2016 and 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the November meeting, there were no: (1) disagreements between the Funds and BBD, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to BBD, LLP's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

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COLUMBIA ETF TRUST II

RESULTS OF MEETING OF SHAREHOLDERS

(Unaudited)

A Special Meeting of Shareholders of the Funds was held on August 12, 2016 and an Adjourned Special Meeting of Shareholders of the Funds was held on August 26, 2016 and on September 30, 2016. Shareholders voted on three proposals. The description of each proposal and number of shares voted are as follows:

Proposal 1: Approval of a new Investment Advisory Agreement

Shareholders were asked to approve a new investment advisory agreement between the Trust, on behalf of their Fund, and Columbia Threadneedle Investments.

Fund	For	Against	Abstain
EGShares Beyond BRICs ETF	4,340,767	9,912	6,877
EGShares EM Core ex-China ETF	359,976	0	0
EGShares EM Quality Dividend ETF	604,442	8,096	8,702
EGShares EM Strategic Opportunities ETF	383,935	2,001	4,110
EGShares Emerging Markets Core ETF	112,705	101	8,304
EGShares Emerging Markets Consumer ETF	17,063,225	75,049	30,703
EGShares India Consumer ETF	912,698	31,605	25,838
EGShares India Infrastructure ETF	382,424	40,676	72,625
EGShares India Small Cap ETF	546,163	14,331	13,206

Proposal 2: To elect a new Board of Trustees

Shareholders were asked to elect twelve trustees to the Board. The Trust is governed by a Board, which has oversight responsibility for the management of the Trust's business affairs. Trustees establish procedures and oversee and review the performance of the investment adviser, distributor, and others who perform services for the Trust.

Trustee	For	Withheld
Kathleen Blatz	31,561,361	328,998
Edward J. Boudreau, Jr.	31,512,778	377,581
Pamela G. Carlton	31,509,339	381,020
William P. Carmichael	31,513,269	377,090
Patricia M. Flynn	31,511,903	378,456
William A. Hawkins	31,560,940	329,419
R. Glenn Hilliard	31,561,295	329,064
Catherine James Paglia	31,560,909	329,450
Minor M. Shaw	31,561,248	329,111
Alison Taunton-Rigby	31,507,874	382,485
Anthony M. Santomero	31,563,640	326,719
William F. Truscott	31,560,912	329,447

Semiannual Report 2016

COLUMBIA ETF TRUST II

RESULTS OF MEETING OF SHAREHOLDERS (continued)

(Unaudited)

Proposal 3: To approve the Manager of Managers Proposal

Shareholders were asked to approve the Manager of Managers Proposal for each Fund, which would authorize Columbia Threadneedle to enter into and materially amend Fund subadvisory agreements in the future with subadvisers that are not affiliated persons of Columbia Threadneedle, with the approval of the Trust's Board, but without obtaining additional shareholder approval.

Fund	For	Against	Abstain
EGShares Beyond BRICs ETF	3,466,414	883,157	7,985
EGShares EM Core ex-China ETF	359,326	650	0
EGShares EM Quality Dividend ETF	438,396	179,079	8,852
EGShares EM Strategic Opportunities ETF	367,781	16,970	5,295
EGShares Emerging Markets Core ETF	104,982	7,637	8,491
EGShares Emerging Markets Consumer ETF	6,894,009	10,281,204	39,282
EGShares India Consumer ETF	844,980	103,817	21,344
EGShares India Infrastructure ETF	850,275	580,487	64,959
EGShares India Small Cap ETF	450,967	133,310	14,156

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COLUMBIA ETF TRUST II

BOARD CONSIDERATIONS IN APPROVING THE NEW AGREEMENT

At in-person meetings of the Board held on April 28, 2016, June 2, 2016 and June 13, 2016 (collectively, the "Board Meetings"), the Board, including the independent Board members (The Independent Trustees), discussed and, at the in-person meeting held on June 13, 2016, approved the New Agreement between Columbia Management Investment Advisers, LLC (Columbia Threadneedle) and the Trust, on behalf of each Fund, and determined to recommend that shareholders approve the New Agreement. The Independent Trustees had requested and been provided with detailed materials relating to Columbia Threadneedle, EGA and the Transaction in advance of the Board Meetings. The Independent Trustees met in executive session with their independent legal counsel during the Board Meetings to discuss the proposed Transaction and its possible effect on the Funds. At the Board Meetings, representatives of Columbia Threadneedle and EGA responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Columbia Threadneedle's general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreement, reviewed the information provided by Columbia Threadneedle and EGA in connection with the consideration of approving the New Agreement on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreement.

In considering whether to approve the New Agreement on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreement; (ii) information describing the nature, quality and extent of the services that Columbia Threadneedle expects to provide to the Funds; (iii) information concerning the financial condition, businesses, operations and compliance programs of Columbia Threadneedle; and (iv) a copy of the current Form ADV for Columbia Threadneedle. In addition, the Board received a report compiled by EGA from an unaffiliated third-party proprietary database, comparing the advisory fees, expenses and performance of the Funds with the fees, expenses and performance of other exchange-traded funds ("ETFs") with similar investment objectives and policies. In making its decision to approve the New Agreement, the Board, including the Independent Trustees, concluded that the information furnished was sufficient to form a reasonable business judgment for approval of the New Agreement.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Columbia Threadneedle; (ii) the personnel and operations of Columbia Threadneedle; (iii) the investment performance of the Funds; (iv) the expected profitability to Columbia Threadneedle under the New Agreement; (v) any "fall-out" benefits to Columbia Threadneedle (i.e., the ancillary benefits realized due to a relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreement.

The Nature, Extent, and Quality of Services Expected to be Provided to Each Fund by Columbia Threadneedle

The Board reviewed the services that Columbia Threadneedle expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities as the Funds' investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets in each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law.

The Board reviewed Columbia Threadneedle's experience, resources, strengths and its prior performance as an investment adviser. The Board also noted Columbia Threadneedle's procedures to manage potential conflicts of interest and Columbia Threadneedle's belief that management of the Funds in the Trust and other funds and accounts managed by Columbia Threadneedle does not present a material conflict of interest.

Based on their consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Columbia Threadneedle, as well as Columbia Threadneedle's ability to render such services based on its experience, personnel, operations and resources.

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COLUMBIA ETF TRUST II

BOARD CONSIDERATIONS IN APPROVING THE NEW AGREEMENT (continued)

Comparison of Services Provided and Fees Charged by Columbia Threadneedle and Other Investment Advisers to Similar Clients

The Board considered the expense comparison data for the Funds. At the Board Meeting, the Board compared both the services to be rendered and the fees to be paid pursuant to the New Agreement to the contractual advisory fees of other U.S.-listed ETFs having similar investment objectives, indexes and underlying holdings, including other EGA-sponsored funds (the "Peer Group"). The Board also discussed the differences in the fees of other ETFs managed by Columbia Threadneedle.

The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the unitary fee structure under the New Agreement (which is the same as under the Funds' existing investment advisory agreement with EGA) compared to the advisory fees and net expense ratios of the ETFs in each Fund's Peer Group. The Board received information regarding the costs, including operational costs to be borne by Columbia Threadneedle under the unitary fee, and expected profitability of Columbia Threadneedle in connection with serving as adviser to each Fund. The Board also received information regarding the additional costs of operating the Funds that invest in a wholly owned Mauritius subsidiary in order to invest in Indian companies, which increases the operational costs for those Funds. The Board noted Columbia Threadneedle's assumption of the contractual obligation to limit each Fund's ordinary operating expenses through the unitary fee structure under the New Agreement, which cannot be changed without shareholder approval. The Board also noted Columbia Threadneedle's agreement to further waive its advisory fees and assume certain expenses under the New Fee Waiver Agreements.

After comparing each Fund's fees with those of other funds in each Fund's Peer Group and considering the information about fee rates charged to other accounts and clients managed by Columbia Threadneedle, and in light of the nature, quality and extent of services expected to be provided by Columbia Threadneedle, the Board concluded that the level of fees to be paid to Columbia Threadneedle with respect to each Fund is fair and reasonable.

The Board also noted that Columbia Threadneedle has agreed that it will, and will cause each of its affiliates to conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any "unfair burden" on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the New Fee Waiver Agreements would be kept in place for a period of two years after the Closing, and that Columbia Threadneedle did not expect to request that the Board implement the Funds' Rule 12b-1 plans in the foreseeable future.

Columbia Threadneedle's Profitability and the Extent to which Economies of Scale would be Realized as Each Fund Grows and whether Fee Levels would Reflect such Economies of Scale

The Board discussed with the representatives from Columbia Threadneedle the expected costs to be incurred by Columbia Threadneedle in rendering services to the Funds, and the profitability of Columbia Threadneedle in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Columbia Threadneedle's contractual obligation to limit each Fund's expenses through the unitary fee structure under the New Agreement (which is the same as under the Funds' existing investment advisory agreement with EGA), its willingness to further waive fees under the New Fee Waiver Agreements in order to cap the costs paid by the applicable Funds' shareholders, and the effect of such obligation and commitments, respectively, on Columbia Threadneedle's expected profitability, each based on information presented to the Board. The Board discussed with Columbia Threadneedle the experience of the Columbia Threadneedle boards in addressing economies of scale. The Board received information regarding Columbia Threadneedle's financial condition and reviewed Columbia Threadneedle's financial statements. The Board concluded that the expected profitability of Columbia Threadneedle was reasonable for the Funds in relation to the performance and asset sizes of the Funds.

Semiannual Report 2016

COLUMBIA ETF TRUST II

BOARD CONSIDERATIONS IN APPROVING THE NEW AGREEMENT (continued)

The Board also considered that Columbia Threadneedle may experience reputational and other "fall-out" benefits (i.e., benefits to affiliates of Columbia Threadneedle) based on the success of the Funds, but that such benefits were not likely to result in an "unfair burden" to the Funds.

Investment Performance of Columbia Threadneedle

The Board considered the investment performance of the Funds, including tracking error and difference, and ability of the portfolio management team of Columbia Threadneedle to continue such performance following the Closing. The Board considered Columbia Threadneedle's investment performance with respect to other mutual funds advised by Columbia Threadneedle. The Board concluded that Columbia Threadneedle's experience in managing passively managed strategies and mutual funds investing in emerging markets, along with Columbia Threadneedle's desire to retain all of the investment advisory personnel of EGA who currently assist in the management of the Funds, except for Robert Holderith, demonstrated that Columbia Threadneedle had the ability to successfully manage the Funds.

Conclusion

No single factor was determinative to the decision of the Board to approve the New Agreement. Based on the foregoing and such other matters as were deemed relevant, such as the New Fee Waiver Agreements, the Board concluded that the advisory fee rates under the New Agreement and the net expense ratios under the New Fee Waiver Agreements were reasonable in relation to the services expected to be provided by Columbia Threadneedle to each Fund, as well as the expected costs incurred and benefits gained by Columbia Threadneedle in providing such services. The Board also found the investment advisory fees under the New Agreement to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an "unfair burden" on the Funds. The Board further concluded that, after the Transaction, Columbia Threadneedle will have the capabilities, resources, and personnel necessary to provide the investment management services currently provided by EGA to each Fund. As a result, the Board concluded that the approval of the New Agreement between Columbia Threadneedle and the Trust, on behalf of each Fund, is in the best interests of each Fund.

Semiannual Report 2016

COLUMBIA ETF TRUST II

BOARD CONSIDERATIONS IN APPROVING THE INTERIM INVESTMENT ADVISORY AGREEMENT

In voting to approve the Interim Investment Advisory Agreement for each Fund, the Trustees considered substantially the same factors (the nature, extent, and quality of services expected to be provided to each Fund by Columbia Threadneedle; comparison of services provided and fees charged by Columbia Threadneedle and other investment advisers to similar clients; Columbia Threadneedle's profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale; and the investment performance of Columbia Threadneedle), as relevant (and as discussed in more detail below), as those that they considered in approving the New Agreement, a summary of which is provided above in the Board Considerations in Approving the New Agreement section above. Following such review of each factor for the Interim Investment Advisory Agreement, the Trustees also took into account the specific considerations under Rule 15a-4 of the Investment Company Act of 1940, as amended (the "1940 Act"), including that:

•  The compensation to be received by Columbia Threadneedle under the Interim Investment Advisory Agreement would be no greater that what EGA would have received under the prior advisory agreement;

•  The scope and quality of the services to be provided under the Interim Investment Advisory Agreement are at least equivalent to those provided under the prior advisory agreement;

•  The Interim Investment Advisory Agreement will terminate at the earlier of 150 days from the date on which the prior advisory terminates, or the implementation of the New Agreement;

•  The Interim Investment Advisory Agreement provides that the Board or a majority of the Fund's outstanding voting securities may terminate the Interim Investment Advisory Agreement without the payment of any penalty, on not more than 10 calendar days' written notice to Columbia Threadneedle; and

•  The Interim Investment Advisory Agreement contains the same terms and conditions as the prior advisory agreement, except for its effective and termination dates and the terms that are required to comply with Rule 15a-4 (including: (i) that the compensation under the Interim Investment Advisory Agreement will be held in an interest-bearing escrow account with the Fund's custodian or a bank; (ii) that if a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve the New Agreement by the end of the 150-day period, the amount in escrow, including interest, will be paid to Columbia Threadneedle; and (iii) if a majority of the Fund's outstanding voting securities do not approve the New Agreement by the end of the 150-day period, Columbia Threadneedle is only entitled to receive the lesser of: (a) any costs incurred in performing the Interim Investment Advisory Agreement, plus interest earned on that amount while in escrow; or (b) the total amount in escrow, including interest).

After considering the foregoing, the Trustees arrived at the same conclusions with respect to each factor considered as they arrived at with respect to the New Agreement, which conclusions can be found in the Board Considerations in Approving the New Agreement section above.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the fees to be paid under the Interim Investment Advisory Agreement were fair and reasonable in light of the extent and quality of services to be provided. In reaching this conclusion, no single factor was determinative. On August 11, 2016, the Board, including all of the Independent Trustees, approved the Interim Investment Advisory Agreement.

Semiannual Report 2016

COLUMBIA ETF TRUST II

IMPORTANT INFORMATION ABOUT THIS REPORT

Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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Semiannual Report 2016

Columbia ETF Trust II

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR280_03_F01_(11/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2016